As filed with the Securities and Exchange Commission on May 30, 1997

                         Securities Act Registration No. 333-9355
                 Investment Company Act Registration No. 811-7743

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                    Pre-Effective Amendment No. ____               [ ]


                    Post-Effective Amendment No. 1                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]


                    Amendment No. 2                                [X]

                    THE ROCKLAND FUNDS TRUST
       (Exact Name of Registrant as Specified in Charter)


100 South Rockland Falls Road
      Rockland, Delaware                       19732
(Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code:  (302) 429-9799

                     Mr. Charles S. Cruice
                    The Rockland Funds Trust
                 100 South Rockland Falls Road
                    Rockland, Delaware 19732
            (Name and Address of Agent for Service)

                           Copies to:

                         Carol A. Gehl
                     Godfrey & Kahn, S.C.
                    780 North Water Street
                  Milwaukee, Wisconsin  53202



     In accordance with Rule 24f-2 under the Investment
Company Act of 1940, Registrant has registered an indefinite number of its shares of beneficial interest;
the  Registrant's Rule 24f-2 Notice for the year ending
September 30, 1997 will be filed on or before  November
30, 1997.




      It is proposed that this filing will become effective (check appropriate box):

 [X]  immediately  upon  filing  pursuant  to paragraph (b) of Rule 485.
 [ ]  on (date) pursuant to paragraph (b) of Rule 485.
 [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
 [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.
 [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485.
 [ ]  on (date) pursuant to paragraph(a)(2) of Rule 485.

                     CROSS REFERENCE SHEET

      (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form
N-1A)

                                   Caption or Subheading in
                                   Prospectus or Statement
Item No. on Form N-1A              of Additional Information

PART A - INFORMATION REQUIRED IN PROSPECTUS - INSTITUTIONAL CLASS

1.  Cover Page                     Cover Page

2.  Synopsis                       Summary; Summary of Fund Expenses

3.  Condensed Financial            *
    Information

4.  General Description of         Fund Organization; Investment
    Registrant                     Objective and Policies;
                                   Investment Techniques and Risks

5.  Management of the Fund         Management; Fund Expenses

5A. Management's Discussion of     *
    Fund Performance

6.  Capital Stock and Other        Income Dividends, Capital
    Securities                     Gains Distributions and Tax
                                   Treatment; Fund Organization

7.  Purchase  of  Securities       How to Purchase Fund Shares;
    Being Offered                  Determination of Net Asset Value

8.  Redemption or Repurchase       How to Redeem Shares;
                                   Calculation of Net Asset Value

9.  Pending Legal Proceedings      *

                                   Caption or Subheading in
                                   Prospectus or Statement
Item No. on Form N-1A              of Additional Information

   PART A - INFORMATION REQUIRED IN PROSPECTUS - RETAIL CLASS

1.  Cover Page                     Cover Page

2.  Synopsis                       Summary; Summary of Fund Expenses

3.  Condensed Financial            *
    Information

4.  General Description of         Fund Organization; Investment
    Registrant                     Objective and Policies;
                                   Investment Techniques and Risks

5.  Management of the Fund         Management; Fund Expenses

5A. Management's Discussion of     *
    Fund Performance

6.  Capital Stock and Other        Income Dividends, Capital
    Securities                     Gains Distributions and Tax
                                   Treatment; Fund Organization

7.  Purchase of Securities         How to Purchase Fund Shares;
    Being Offered                  Determination of Net Asset
                                   Value; Distribution Plan

8.  Redemption or Repurchase       How to Redeem Shares;
                                  Calculation of Net Asset Value

9.  Pending Legal Proceedings      *

    PART B - INFORMATION REQUIRED IN STATEMENT OF
                ADDITIONAL INFORMATION


10.  Cover Page                    Cover Page

11.  Table of Contents             Table of Contents

12.  General Information and       Included in Prospectus under the
     History                       heading Fund Organization

13.  Investment Objectives and     Investment Restrictions;
     Policies                      Investment Policies and
                                   Techniques

14.  Management of the Fund        Trustees and Officers of the
                                   Trust

15.  Control Persons and           Principal Shareholders;
     Principal Holders of          Trustees and Officers  of  the
     Securities                    Trust; Investment Advisor

16.  Investment Advisory and       Investment Advisor;
     Other Services                Distribution Plan; Management
                                   (in  Prospectuses); Custodian;
                                   Transfer Agent and Dividend-
                                   Disbursing Agent; Independent
                                   Accountants

17.  Brokerage Allocation and      Portfolio Transactions and
     Other Practices               Brokerage

18.  Capital Stock and Other       Included in Prospectuses under
     Securities                    the heading Fund Organization

19.  Purchase, Redemption and      Included in Prospectuses under
     Pricing of Securities         the headings How to Purchase
     Being Offered                 Fund Shares; Determination of
                                   Net Asset Value; How to Redeem
                                   Shares; and in the Statement
                                   of Additional Information
                                   under the heading Investment
                                   Advisor

20.  Tax Status                    Included in Prospectuses under
                                   the heading Income Dividends,
                                   Capital Gains Distributions
                                   and Tax Treatment

21.  Underwriters                  Underwriter

22.  Calculations of               Performance Information
     Performance Data

23.  Financial Statements          Financial Statements

____________________________
*Answer negative or inapplicable

               The Rockland Growth Fund

                  Institutional Class

             Supplement to the Prospectus
              dated November 14, 1996, as
           Supplemented on December 2, 1996


Financial Highlights


     The following Financial Highlights table is to be inserted after "Summary of Fund Expenses" in the Prospectus:


     The financial information relating to the Institutional shares of the Fund during the period from December 2, 1996 (commencement of operations) to March
31, 1997 included in this table has been derived from the financial records of the Fund without examination by KPMG Peat Marwick LLP, the Fund's independent accountants, who do not express an opinion thereon.
The table should be read in conjunction with the financial statements and related notes included in the Fund's Semi-Annual Report to Shareholders, which is available without charge by writing to the Fund at P.O.
Box 701, Milwaukee, Wisconsin 53201-0701, or by calling, toll-free, 1-800-497-3933.


Per Share Data:


Net asset value, beginning of period   $10.00

Income from investment operations:
  Net investment loss (1)              (0.02)
  Net realized and unrealized losses
   on investments                      (0.97)
  Total from investment operations     (0.99)

Less distributions:
  Dividends from net investment income (0.02)

Net asset value, end of period          $8.99

Total return (2)                      (9.95%)

Supplemental data and ratios:

  Net assets, end of period        $5,290,845

  Ratio of operating expenses
   to average net assets (3)(4)         1.75%

  Ratio of net investment loss
   to average net assets(3) (4)       (0.65%)

  Portfolio turnover rate (5)         126.13%

  Average commission rate paid (5)    $0.0507
__________

(1) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period December 2, 1996 through March 31, 1997.
(2) Not annualized for the period December 2, 1996 through March 31, 1997.
(3)  Annualized for the period December 2, 1996 through
     March 31, 1997.
(4) Without expense reimbursements of $43,132 for the period December 2, 1996 through March 31, 1997, the ratio of operating expenses to average net assets would have been 4.85%, and the ratio of net investment loss to average net assets would have been (3.75%).
(5) Portfolio turnover and average commission rate paid are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Investment Techniques and Risks


     The first sentence in the "In General" paragraph immediately following the caption "INVESTMENT
TECHNIQUES AND RISKS" should be amended to delete the reference to call and put options and futures and options on futures. Accordingly, the first sentence of that paragraph should read as follows: "The Fund will not invest more than 5% of its net assets in any one of the following types of investments: preferred stocks;
warrants; unseasoned companies; and securities purchased on a when-issued or delayed delivery basis."
A complete discussion of the Fund's use of options and futures transactions is contained in the Prospectus under the heading "Options and Futures Transactions."
Please note that under that heading, the fourth sentence should be revised to read as follows: "The
Fund will only engage in futures and options transactions which must, pursuant to regulations promulgated by the Commodity Futures Trading Commission
(the "CFTC"), constitute bona fide hedging or other permissible risk management transactions and will not enter into such transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's net assets."


     This Supplement should be retained with your Prospectus for future reference.

     The date of this Supplement is May 30, 1997.

                          PROSPECTUS


                       November 14, 1996

              Greenville Capital Management, Inc.
                            Presents

                    The Rockland Growth Fund
                          a Series of

                    The Rockland Funds Trust

                         P. O. Box 701
                Milwaukee, Wisconsin 53201-0701

                          1-800-497-3933



The Rockland Growth Fund (the "Fund") is a series of
The Rockland Funds Trust (the "Trust"), an open-end, diversified, management investment company commonly referred to as a mutual fund. The investment objective of the Fund is to seek capital appreciation. The Fund will seek, under normal market conditions, to achieve its investment objective by investing its assets primarily in equity securities of domestic companies.
The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, Greenville Capital
Management, Inc., has been overlooked by Wall Street analysts.


This Prospectus sets forth concisely the information that you should be aware of prior to investing in the Fund's Institutional shares. Two classes of shares of the Fund are currently offered to the public:
Institutional shares and Retail shares. This prospectus relates only to the Institutional shares.
Information about the Retail shares may be obtained by calling 1-800-497-3933. Please read this Prospectus carefully and retain it for future reference.
Additional information regarding the Fund is included in the Statement of Additional Information dated
November 14, 1996, which has been filed with the Securities and Exchange Commission and is incorporated in this Prospectus by reference. A copy of the Fund's
Statement of Additional Information is available without charge by writing to the Fund at the address listed above or by calling 1-800-497-3933.

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY  THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES  COMMISSION,  NOR  HAS  THE  SECURITIES  AND
EXCHANGE  COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED   UPON   THE  ACCURACY  OR  ADEQUACY   OF   THIS
PROSPECTUS.   ANY REPRESENTATION TO THE CONTRARY  IS  A
CRIMINAL OFFENSE.

                       TABLE OF CONTENTS
                                                         Page No.

SUMMARY                                                        4

SUMMARY OF FUND EXPENSES                                       5
 EXAMPLE                                                       5

INVESTMENT OBJECTIVE AND POLICIES                              5

INVESTMENT TECHNIQUES AND RISKS                                6
 IN GENERAL                                                    6
 SHORT-TERM FIXED INCOME SECURITIES                            6
 ILLIQUID SECURITIES                                           7
 ADRS                                                          7
 OPTIONS AND FUTURES TRANSACTIONS                              7
 SHORT SALES                                                   8
 REPURCHASE AGREEMENTS                                         8
 CONVERTIBLE SECURITIES                                        8
 PORTFOLIO TURNOVER                                            8

MANAGEMENT                                                     8

FUND EXPENSES                                                  9

HOW TO PURCHASE FUND SHARES                                    9
 INITIAL INVESTMENT - MINIMUM $100,000                         9
 WIRE PURCHASES                                               10
 TELEPHONE PURCHASES                                          10
 SUBSEQUENT INVESTMENTS - MINIMUM $1,000                      10

DETERMINATION OF NET ASSET VALUE                              10

HOW TO REDEEM SHARES                                          11
 IN GENERAL                                                   11
 WRITTEN REDEMPTION                                           11
 TELEPHONE REDEMPTION                                         11
 SIGNATURE GUARANTEES                                         12

SHAREHOLDER REPORTS                                           12

INDIVIDUAL RETIREMENT ACCOUNTS                                12

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
TREATMENT                                                     12

FUND ORGANIZATION                                             13

ADMINISTRATOR                                                 13

CUSTODIAN, TRANSFER AGENT, AND FUND ACCOUNTANT                14

DISTRIBUTOR                                                   14

COMPARISON OF INVESTMENT RESULTS                              14


No  person  has been authorized to give any information
or   to  make  any  representations  other  than  those
contained in this Prospectus and the Statement of Additional Information, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This prospectus does not constitute an offer to sell securities in any state to any person to whom it is unlawful to make such offer in such state.

                            SUMMARY

Investment Objective

     The investment objective of the Fund is to seek capital appreciation. The Fund will seek to achieve its investment objective by investing its assets primarily in equity securities of domestic companies that, in the opinion of Greenville Capital Management
("GCM"), have been overlooked by Wall Street analysts.
The Fund's investments are subject to market risk and the value of its shares will fluctuate with changing market valuations of its portfolio holdings. See
"INVESTMENT OBJECTIVE AND POLICIES" and "INVESTMENT
TECHNIQUES AND RISKS."

Investment Advisor

     GCM is the investment advisor to the Fund. GCM was organized in 1989 and acts as the investment advisor to individual and institutional clients with investment portfolios of approximately $375 million.
See "MANAGEMENT."

Purchase and Redemptions

     Institutional shares of the Fund are sold and redeemed at net asset value, without the imposition of any sales or redemption charges. The minimum initial investment required by the Fund is $100,000. The minimum subsequent investment is $1,000. These minimums may be changed or waived at any time at the discretion of the Fund. See "HOW TO PURCHASE SHARES"
AND "HOW TO REDEEM SHARES."

Shareholder Services

     Questions regarding the Institutional shares or the Retail shares may be directed to the Fund at the address and telephone number on the front page of this Prospectus.

                    SUMMARY OF FUND EXPENSES


                                        Institutional Class

    Shareholder Transaction Expenses

     Sales Load Imposed on Purchases              NONE
     Sales Load Imposed on Reinvested Dividends   NONE
     Deferred Sales Load Imposed on Redemptions   NONE
     Redemption Fees                              NONE*

     Annual Fund Operating Expenses (after waivers or reimbursements) (as a percentage of average net assets)

     Management Fee                             1.00%
     12b-1 Fees                                  NONE
     Other Expenses (net of reimbursement)   0.75%(1)
     TOTAL FUND OPERATING EXPENSES           1.75%(1)
      (after waivers or reimbursements)

_________________________

(1)  The Fund's investment advisor, GCM, has
     voluntarily agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's
     Total Operating Expenses do not exceed 1.75% of the Fund's average daily net assets. Since the Fund did not commence operations until December 2, 1996, other expenses have been estimated and are presented net of reimbursements. Absent these reimbursements, Other Expenses and Total Fund
     Operating Expenses are estimated to be 3.15% and 4.15%, respectively. The Fund's management fee is higher than that paid by other similar investment companies. For additional information concerning management fees and operating expenses, see
     "MANAGEMENT."


*There are certain charges associated with certain
services offered by the Fund, such as a service fee of
$10.00 for    redemptions effected via wire transfer.

                            Example

You would pay the following expenses on a $1,000 investment, assuming (i) 5% annual return, and (ii) redemption at the end of each time period.

                      1 Year        3 Years

                       $18            $55

     The Example is based on the Total Operating
Expenses specified in the table above. The amounts in the Example may increase absent the waivers or reimbursements. Please remember that the Example should not be considered representative of past or future expenses and that actual expenses may be greater or lesser than those shown. The assumption in the Example of a 5% annual rate of return is required by regulations of the Securities and Exchange Commission
("SEC") applicable to all mutual funds. This return is hypothetical and should not be considered representative of past or future performance of the Institutional shares.


               INVESTMENT OBJECTIVE AND POLICIES

     The Fund is the first and presently, the only series of the Trust, an open-end, diversified management company. The Fund's investment objective is to seek capital appreciation. The generation of investment income is not an investment objective and, therefore, any income earned by the Fund will be incidental to the Fund's objective.

The Fund will seek,
under normal market conditions, to achieve its investment objective by investing its assets primarily in equity securities of domestic companies, which include but are not limited to common stocks; preferred stocks; warrants to purchase common stocks or preferred stocks; and securities convertible into common or preferred stocks, such as convertible bonds and debentures. The Fund may, when GCM deems a more conservative approach is warranted, or pending investment or reinvestment, invest up to 35% of its total assets in short-term, fixed income securities.
For temporary, defensive purposes the Fund may invest up to 100% of its total assets in such securities.
Since the Fund's assets will, under normal market conditions, consist primarily of equity securities, the net asset value of the Institutional shares may be subject to greater principal fluctuation than a portfolio containing a substantial amount of fixed income securities.

     The Fund is designed to take advantage of investment and trading opportunities that investors might not otherwise have the time, expertise or inclination to exploit themselves. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in GCM's opinion, has been overlooked by Wall Street analysts. In addition, the Fund may sell short up to 25% of its portfolio. The Fund only intends to use short positions for brief periods of time in smaller position sizes to reduce the Fund's overall risk and to increase the Fund's pool of potential investment ideas. (See "INVESTMENT
TECHNIQUES AND RISKS - Short Sales").

     When making investment decisions, GCM utilizes information and analyses from numerous sources regarding a company's sales and earnings growth;
earnings power, trends and predictability; industry, economic and political trends; relative valuation; and liquidity, to determine whether the security has the growth potential suitable for the Fund. The Fund will generally invest in companies with market capitalizations ranging from $100 million to $2 billion. The Fund is only intended to be an investment vehicle for that part of an investor's capital which can appropriately be exposed to above average risk in anticipation of greater rewards. The Fund is not designed to offer a balanced investment program suitable for all investors.

     Except for the Fund's investment objective and the investment restrictions contained in the Statement of Additional Information, the Fund's policies may be changed without a vote of the Institutional class' shareholders.


                INVESTMENT TECHNIQUES AND RISKS

In General

     The Fund will not invest more than 5% of its net assets in any one of the following types of investments: preferred stocks; warrants; unseasoned companies; securities purchased on a when-issued or delayed delivery basis; call and put options; and futures and options on futures. The ability of the Fund to effectively use put and call options and futures transactions is largely dependent upon GCM's ability to correctly use these instruments, which may involve different skills than are associated with securities generally. For a more extensive discussion of certain of these investments and techniques and the risks associated therewith, see the Fund's Statement of Additional Information.

Short-Term Fixed Income Securities

     When GCM believes that adverse economic or market conditions justify such action, up to 100% of the Fund's assets may be held temporarily in short-term fixed-income securities, including without limitation:
U.S. government securities, including bills, notes and bonds, differing as to maturity and rate of interest, which are either issued or guaranteed by the U.S.
Treasury or by U.S. governmental agencies or instrumentalities; certificates of deposit issued against funds deposited in a U.S. bank or savings and loan association; bank time deposits, which are monies kept on deposit with U.S. banks or savings and loan associations for a stated period of time at a fixed rate of interest; bankers' acceptances which are short-term credit instruments used to finance commercial transactions; repurchase agreements entered into only with respect to obligations of the U.S. government, its agencies or instrumentalities; or commercial paper and commercial paper master notes (which are demand instruments without a fixed maturity bearing interest at rates which are fixed to known lending rates and automatically adjusted when such lending rates change) rated A-1 or better by S&P, Prime-1 or better by Moody's, Duff 2 or higher by D&P, or Fitch 2 or higher by Fitch.

Illiquid Securities

     The Fund may invest up to 10% of the value of its net assets in illiquid securities, which include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws); securities which may only be resold pursuant to Rule 144A under the Securities Act of 1933; and repurchase agreements with maturities in excess of seven days. Risks associated with restricted securities include the potential obligation to pay all or part of the registration expenses in order to sell restricted securities. A considerable period of time may elapse between the time of the decision to sell a restricted security and the time the Fund may be permitted to sell under an effective registration statement or otherwise. If, during such a period, adverse conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. The Board of Trustees of the Trust, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid. The Board of Trustees has adopted guidelines and delegated this determination to GCM.

ADRs

     The Fund may invest up to 25% of the value of its net assets in ADRs or other instruments denominated in U.S. dollars. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S.
dollars. Some institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer, including reliable financial statements.

     Investments in securities of foreign issuers involve risks which are in addition to the usual risks inherent in domestic investment. In many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards.
Other risks inherent in foreign investment include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of foreign brokers, securities markets and issuers; costs incurred in conversions between currencies; the possibility of delays in settlement in foreign securities markets; limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country); the difficulty of enforcing obligations in other countries; diplomatic developments; and political or social instability.
Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, and many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.
Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

Options and Futures Transactions

     The Fund may engage in options and futures
transactions which are sometimes referred to as
derivative transactions.   The Fund's options and
futures transactions may include instruments such as stock index options and futures contracts. Such transactions may be used for several reasons, including hedging unrealized portfolio gains. The Fund will only engage in futures and options transactions which must, pursuant to regulations promulgated by the Commodity
Futures Trading Commission (the "CFTC"), constitute bona fide hedging or other permissible risk management transactions and will not enter into such transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's total assets. In addition, the Fund will not enter into options and futures transactions if more than 50% of the Fund's net assets would be committed to such instruments. The Fund may hold a futures or options position until its expiration, or it may close out such a position before then at current value if a liquid secondary market is available. If the Fund cannot close out a position, it may suffer a loss apart from any loss or gain experienced at the time the Fund decided to close the position. When required by guidelines of the SEC or the CFTC, the Fund will set aside permissible liquid assets in a segregated account to secure its potential obligations under its futures or options positions. Such liquid assets may include cash, U.S. government securities and high-grade liquid debt securities. The ability of the Fund to effectively use options and futures is largely dependent upon GCM's ability to correctly use such instruments which may involve different skills than are associated with securities generally. For a further discussion of options and futures transactions, please see the Statement of Additional Information.

Short Sales

     The Fund may engage in short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities. Short selling involves the sale of borrowed securities. At the time a short sale is effected, the Fund incurs an obligation to replace the borrowed security at whatever its price may be at the time the Fund purchases it for delivery to the lender. When a short sale transaction is closed out, any gain or loss on the transaction is taxable as a short term capital gain or loss. All short sales will be fully collateralized, and no short sale will be effected which would cause the aggregate market value of all securities sold short to exceed 25% of the value of the Fund's net assets. The Fund limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities.

Repurchase Agreements

     The Fund may invest up to 25% of its net assets in repurchase agreements entered into with Federal Reserve
Bank member banks and certain non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. GCM will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
Although no definitive criteria are used, GCM reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks.

Convertible Securities

     The Fund may invest up to 25% of its net assets in securities convertible into common stocks. A convertible security entitles the holder to receive interest normally paid or accrued on the debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities, are less subject to fluctuation in value than the underlying stock, and provide the potential for capital appreciation if the market price of the underlying common stock increases.
A convertible security might be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Portfolio Turnover

     The portfolio turnover rate indicates changes in the Fund's investments. The turnover rate may vary from year to year, as well as within a year. Under normal market conditions, the Fund anticipates that its portfolio turnover rate is not expected to exceed 110% and is expected to range between 70 and 110%. A turnover rate of 100% would occur, for example, if all of the securities held by the Fund were replaced within one year. It may be affected by sales of portfolio securities necessary to meet cash requirements for redemption of shares. In the event the Fund were to have a turnover rate of 100% or more in any year, it would result in the payment by the Fund of above average transaction costs and could result in the payment by Institutional shareholders of above average amounts of taxes on realized investment gains.


                           MANAGEMENT

     Under the laws of the State of Delaware, the Board of Trustees of the Trust is responsible for managing its business and affairs. The Trust, on behalf of the Fund, has entered into an investment advisory agreement with GCM pursuant to which GCM manages the Fund's investments and business affairs, subject to the supervision of the Trust's Board of Trustees (the
"Investment Advisory Agreement").  The Board of
Trustees also oversees duties required by applicable state and federal law.

     GCM, a growth equity capital management firm, is the investment advisor to the Fund. GCM was founded in 1989 and is located at 100 South Rockland Falls Road,
Rockland, Delaware 19732.  Under the Investment

Advisory Agreement, the Trust, on behalf of the Fund, compensates GCM for its investment advisory services at the annual rate of 1.00% of the Fund's average daily net assets. GCM has voluntarily agreed to waive its management fee and/or reimburse the operating expenses to the extent necessary to ensure that the Institutional class' total operating expenses do not exceed 1.75% of the Fund's average daily net assets.
Any such waiver or reimbursement will have the effect of lowering the overall expense ratio for the Institutional class and increasing the Institutional class' overall return to investors at the time any such amounts were waived and/or reimbursed.

     The Fund is currently co-managed by Charles S.
Cruice and Richard H. Gould.  Mr. Cruice has been the
President of GCM since 1989. Mr. Cruice began his career at Dean Witter Reynolds, Inc. in 1974 and joined
Friess Associates Inc., an investment management company, in 1978. Mr. Cruice holds a BA from the University of Denver. Mr. Gould has been a Vice
President of GCM since 1994.  Prior to joining GCM, Mr.
Gould was an equity analyst with PNC Investment
Management and co-managed the PNC Small Cap Growth
Fund, currently called the Compass Small Cap Growth
Fund.  Mr. Gould is a Chartered Financial Analyst and a
Chartered Market Technician. Mr. Gould received his BS in 1982 from The Pennsylvania State University and his
MBA in Finance in 1985.

     GCM provides continuous advice and recommendations concerning the Fund's investments, and is responsible for selecting the broker-dealers who execute the portfolio transactions for the Fund. GCM provides office space for the Trust and pays the salaries, fees and expenses of all the Trust's officers and Trustees who are interested persons of GCM. In addition to providing investment advice to the Fund, GCM serves as investment advisor to pension and profit-sharing plans, and other institutional and private investors. As of October 15, 1996, GCM had approximately $375 million under management. Mr. Charles S. Cruice owns shares representing more than 51% of the voting rights of GCM.


                         FUND EXPENSES

     The Trust, on behalf of the Fund, is responsible for all of its expenses, including: interest charges;
taxes; brokerage commissions; organizational expenses;
expenses of registering or qualifying shares for sale with the states and the SEC; expenses of issue, sale, repurchase or redemption of shares; expenses of printing and distributing prospectuses to existing shareholders; charges of custodians; expenses for accounting, administrative, audit, and legal services;
fees for Trustees who are not interested persons of GCM; expenses of fidelity bond coverage and other insurance; expenses of indemnification; extraordinary expenses; and costs of shareholder and Trustee meetings.


                  HOW TO PURCHASE FUND SHARES

     The minimum initial investment in the Fund's
Institutional class is $100,000. Subsequent investments in the amount of at least $1,000 may be made by mail or by wire. For individual retirement accounts ("IRAs"), the minimum initial investment is $2,000. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment should be made by check or money order drawn on a U.S.
bank, savings and loan, or credit union. Minimum investments are waived for employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Internal Revenue Code. These minimums can be changed or waived by the Fund at any time. Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

Initial Investment - Minimum $100,000

     You may purchase Institutional class shares by completing the enclosed application and mailing it along with a check or money order payable to "The
Rockland Growth Fund Institutional Class," to your securities dealer, the Distributor or the Transfer
Agent, as the case may be.  If mailing to the Transfer
Agent, please use the following address:  Firstar Trust
Company, Mutual Fund Services, P. O. Box 701,
Milwaukee, Wisconsin 53201-0701. In addition, overnight mail should be sent to the following address:
The Rockland Growth Fund, Firstar Trust Company, Mutual
Fund Services, Third Floor, 615 East Michigan Street,
Milwaukee, Wisconsin 53202. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer
Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or the Fund. Do not mail letters by overnight courier to the post office box.

     If your check does not clear, you will be charged a $20.00 service fee. You will also be responsible for any losses suffered by the Institutional class as a result. Neither cash nor third-party checks will be accepted. All applications to purchase Institutional class shares are subject to acceptance by the Fund and are not binding until so accepted. The Fund reserves the right to decline or accept a purchase order application in whole or in part.

Wire Purchases

     You may purchase Institutional class shares by wire. The following instructions should be followed when wiring funds to the Transfer Agent for the purchase of Fund shares:

          Wire to:       Firstar Bank
                         ABA Number 075000022

          Credit:        Firstar Trust Company
                         Account 112-952-137

  Further Credit:        The Rockland Growth Fund,
                         Institutional class
                         (shareholder account number)
                         (shareholder name/account
                         registration)

Please call 1-800-497-3933 prior to wiring any funds to notify the Transfer Agent that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Telephone Purchases

     You may purchase Institutional class shares by moving money from your bank account to your Fund account. Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions. To have your Institutional class shares purchased at the net asset value determined as of the close of regular trading on a given date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such date. Most transfers are completed within 3 business days.
Telephone transactions may not be used for initial purchases of Institutional class shares.

Subsequent Investments - Minimum $1,000

     Additions to your account may be made by mail or by wire. When making an additional purchase by mail, enclose a check payable to "The Rockland Growth Fund
Institutional Class" along with the Additional
Investment Form provided on the lower portion of your account statement. To make an additional purchase by wire, please call 1-800-497-3933.


                DETERMINATION OF NET ASSET VALUE

     The net asset value per share for the
Institutional class is determined as of the close of trading (currently 4:00 p.m. Eastern Standard Time) on each day the New York Stock Exchange ("NYSE") is open for business. Purchase orders received or shares tendered for redemption on a day the NYSE is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day.
Applications for purchase of Institutional shares and requests for redemption of Institutional shares received after the close of trading on the NYSE will be valued as of the close of trading on the next day the NYSE is open. Net asset value is calculated by taking the fair value of the Institutional class' total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks, other equity-type securities, and securities sold short are valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded; provided, however, securities traded on an exchange or NASDAQ for which there were no transactions on a given day, any security sold short for which there were no transactions on a given day and securities not listed on an exchange or NASDAQ, are valued at the most recent mean between the bid and asked price. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Trustees determines that the fair market value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.


                      HOW TO REDEEM SHARES

In General

     Investors may request redemption of part or all of their Institutional class shares at any time at the next determined net asset value. See "DETERMINATION OF
NET ASSET VALUE." The Fund normally will mail your redemption proceeds the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, when a purchase has been made by check, the Fund may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared, this may take up to twelve days.

     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by the Institutional class of the broker or dealer's instruction to redeem shares. In addition, some brokers or dealers may charge a fee in connection with such redemptions.

Written Redemption

     For most redemption requests, an investor need only furnish a written, unconditional request to redeem his or her Institutional class shares at net asset value to the Fund's Transfer Agent: Firstar Trust
Company, Mutual Fund Services, P. O. Box 701,
Milwaukee, Wisconsin 53201-0701. Overnight mail should be sent to The Rockland Growth Fund, Firstar Trust
Company, Mutual Fund Services, Third Floor, 615 East
Michigan Street, Milwaukee, Wisconsin 53202. Requests for redemption must be signed exactly as the Institutional class shares are registered, including the signature of each joint owner. You must also specify the number of shares or dollar amount to be redeemed. Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent charges a $10.00 service fee for wire transactions. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer
Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or the Fund. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.

Telephone Redemption

     Institutional class shares may also be redeemed by calling the Transfer Agent at 1-800-497-3933. In order to utilize this procedure, a shareholder must have previously elected this option in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to the shareholder or transmitted to the shareholder's predesignated account. To change the designated account, send a written request with signature(s) guaranteed to the Transfer Agent. To change the address, call the Transfer Agent or send a written request with signature(s) guaranteed to the Transfer Agent. No telephone redemptions will be allowed within 15 days of any address change. The Fund reserves the right to limit the number of telephone redemptions by an investor. Once made, telephone redemption requests may not be modified or canceled.

     The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, the Fund will not be liable for any loss, cost or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. The Fund reserves the right to refuse a telephone redemption request if so advised.

Signature Guarantees

     Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares; (ii) redemption requests to be mailed or wired to other than the address of record and (iii) any redemption request if a change of address request has been received by the Fund or Transfer Agent within the preceding 15 days. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others.

     Your account may be terminated by the Fund on not less than 30 days' written notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below
$10,000. Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven days of the redemption.


                  SHAREHOLDER REPORTS

     You will be provided at least semi-annually with a report showing the Fund's holdings and annually after the close of the Trust's fiscal year, which ends
September 30, with an annual report containing audited financial statements. An individual account statement will be sent to you by the Transfer Agent after each purchase or redemption of Institutional class shares as well as on a quarterly basis. You will also receive an annual statement after the end of the calendar year listing all of your transactions in Institutional class shares during such year.

     If you have questions about your account, you should call the Transfer Agent at 1-800-497-3933.
Investors who have general questions about the Fund or the Trust or desire additional information should write to The Rockland Funds Trust, P.O. Box 701, Milwaukee,
WI  53201-0701.


                 INDIVIDUAL RETIREMENT ACCOUNTS

     The Fund offers through Firstar Trust Company, in its capacity as custodian of Fund assets (the
"Custodian"), an Individual Retirement Account ("IRA") for adoption by individuals. Individuals under age 70
1/2 with earned income, may contribute money to an IRA.
You are allowed to contribute up to the lesser of $2,000 or 100% of your earned income each year to an IRA. Individuals who are covered by existing retirement plans, or have spouses covered by such plans, and whose income exceed certain amounts, are not permitted to deduct their IRA contributions for income tax purposes. However, whether or not an individual's contributions are deductible, the earnings in his or her IRA are not taxed until the account is distributed.

     A complete description of the IRA, as well as the applicable service fee is available from the Fund and may be obtained by calling 1-800-497-3933 or writing to the Fund at P. O. Box 701, Milwaukee, Wisconsin 53201-
0701.

     Please note that early withdrawals from an IRA may result in adverse tax consequences.


INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT

     The Trust intends to qualify for treatment as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed on a timely basis.

     For federal income tax purposes, all dividends paid by the Trust, on behalf of the Fund's
Institutional class, and net realized short-term capital gains are taxable as ordinary income whether reinvested or received in cash unless you are exempt from taxation or entitled to a tax deferral. Dividends and other distributions on both classes of Fund shares are calculated at the same time and in the same manner.
Dividends on Institutional class shares are expected to be higher than those on the Retail class because of the higher expenses resulting from the distribution and sales charges borne by the Retail class shares.
Distributions paid by the Trust, on behalf of the Fund's Institutional class, from net realized long-term capital gains, whether received in cash or reinvested in additional shares, are taxable as such. The capital gain holding period is determined by the length of time the Institutional class has held the security and not the length of time you have held shares in the Institutional class. Investors are informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you will not be required to pay federal income taxes on the amounts distributed to you.

     Dividends are usually paid, and capital gains, if any, are usually distributed annually in December.
When a dividend or capital gain is distributed, the Institutional class' net asset value will decrease by the amount of the payment. A dividend paid shortly after the purchase of Institutional shares will reduce the net asset value of the shares purchased by the amount of the dividend. All dividends or capital gains distributions paid on the Institutional class shares will automatically be reinvested in additional shares of the Institutional class at the then prevailing net asset value unless an investor specifically requests that either dividends or capital gains or both be paid in cash. The election to receive dividends or reinvest them may be changed by writing to the Fund at P. O. Box
701, Milwaukee, Wisconsin 53201-0701. Such notice must be received at least 10 days prior to the record date of any dividend or capital gain distribution.

     If you do not furnish the Fund with your correct social security number or employer identification number, the Fund is required by federal law to withhold federal income tax at a rate of 31% from your distributions and redemption proceeds. If you do not have a social security number, you should indicate on the purchase application that an application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within 7 days.

     This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.


                       FUND ORGANIZATION

     The Trust was organized as a Delaware business trust under Delaware law by Certificate of Trust on July 31, 1996. The Board of Trustees is authorized to issue an unlimited number of shares of beneficial interest in separate series, par value $0.001 per share, and to create classes of shares within each series. Currently the Fund is the only series of the Trust. Shares of the Retail class are offered to investors through the Fund's underwriter, subject to a $10,000 minimum initial investment and certain sales charges. Each class of shares represent interests in the assets of the Fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that the distribution fees related to the Retail class shares are borne solely by that class. If the Trust issues additional series, the assets belonging to each series of shares will be held separately by the Custodian, and in effect each series will be a separate fund.

     Each share, irrespective of series or class, is entitled to one vote on all questions, except that certain matters must be voted on separately by the series or class of shares affected, and matters affecting only one series or class are voted upon only by that series or class. All shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they choose to do so, and in such event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Trustees.

     The Trust will not hold annual shareholders' meetings except when required by the Investment Company
Act. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trust has adopted procedures in its Bylaws for the removal of Trustees by the shareholders.
As of October 21, 1996, Mr. Cruice and Mr. Gould each owned controlling interests in the Fund.


                         ADMINISTRATOR

     Pursuant to the Fund Administration Servicing
Agreement, Firstar Trust Company (the "Administrator"),
Mutual Fund Services, Third Floor, 615 East Michigan
Street, Milwaukee, Wisconsin 53202, prepares and files all federal and state tax returns, oversees the Fund's insurance relationships, participates in the preparation of the registration statement, proxy statements and reports, prepares compliance filings relating to the registration of the securities of the Institutional class pursuant to state securities laws, compiles data for and prepares notices to the SEC, prepares the financial statements for the annual and semi-annual reports to the SEC and current investors, monitors the Institutional class' expense accruals and performs securities valuations, monitors the Trust's status as a registered investment company under Subchapter M of the Internal Revenue Code and monitors compliance with the Fund's investment policies and restrictions, from time to time, and generally assists in the Fund's administrative operations. The
Administrator, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Fund
Administration Servicing Agreement. For the foregoing services, the Administrator receives from the Fund a fee, computed daily and payable monthly based on the Fund's average net assets at the annual rate of .06 of 1% on the Fund's average net assets, subject to an annual minimum of $50,000, plus out-of-pocket expenses.


         CUSTODIAN, TRANSFER AGENT, AND FUND ACCOUNTANT

     Firstar Trust Company, Mutual Fund Services, Third
Floor, 615 East Michigan Street, Milwaukee, Wisconsin
53202, acts as custodian of the Fund's assets and as dividend-disbursing, transfer agent and fund accountant for the Fund.


                          DISTRIBUTOR

     AmeriPrime Financial Securities, Inc. (the
"Distributor"), 1793 Kingswood Drive, Suite 200,
Southlake, Texas 76092, serves as the principal underwriter to distribute the Fund's shares. Pursuant to an Underwriting Agreement with the Fund, the Distributor will be paid an annual fee of $18,000.


                COMPARISON OF INVESTMENT RESULTS

     The Institutional class may from time to time compare its investment results to various passive indices or other mutual funds and cite such comparisons in reports to shareholders, sales literature, and advertisements. The results may be calculated on the basis of average annual total return, total return, or cumulative total return.

     Average annual total return and total return figures assume the reinvestment of all dividends and measure the net investment income generated by, and the effect of, any realized and unrealized appreciation or depreciation of the underlying investments in the Institutional class over a specified period of time.
Average annual total return figures are annualized and therefore represent the average annual percentage change over the specified period. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period.
Cumulative total return simply reflects the Institutional class' performance over a stated period of time.

     Average annual total return, total return and cumulative total return are based upon the historical results of the Institutional class and are not necessarily representative of the future performance of the Institutional class. Additional information concerning the Institutional class' performance appears in the Statement of Additional Information.



     The Fund reserves the right to change any of its policies, practices and procedures described in this Prospectus, including the Statement of Additional Information, without shareholder approval except in those instances where shareholder approval is expressly required.

TRUSTEES

Mr. Charles S. Cruice
Mr. Richard Gould
Dr. Peter Utsinger
Mr. Robert Harrison
Mr. Richard Vague


OFFICERS

Mr. Charles S. Cruice, President
Mr. Richard H. Gould, Treasurer
Mr. Jeffrey Rugen, Secretary


INVESTMENT ADVISOR

Greenville Capital Management, Inc.
100 South Rockland Falls Road
Rockland, DE  19732


CUSTODIAN, ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND-DISBURSING AGENT

Firstar Trust Company
Mutual Fund Services
Third Floor
615 East Michigan Street
Milwaukee, WI  53202


INDEPENDENT ACCOUNTANTS

KPMG Peat Marwick LLP
777 E. Wisconsin Avenue
Milwaukee, WI  53202


LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 N. Water Street
Milwaukee, WI  53202

               The Rockland Growth Fund

                     Retail Class

             Supplement to the Prospectus
                dated November 14, 1996


Financial Highlights


     The following Financial Highlights table is to be inserted after "Summary of Fund Expenses" in the
Prospectus:


     The financial information relating to the Retail shares of the Fund during the period from December 2, 1996 (commencement of operations) to March 31, 1997 included in this table has been derived from the financial records of the Fund without examination by KPMG Peat Marwick LLP, the Fund's independent accountants, who do not express an opinion thereon.
The table should be read in conjunction with the financial statements and related notes included in the Fund's Semi-Annual Report to Shareholders, which is available without charge by writing to the Fund at P.O.
Box 701, Milwaukee, Wisconsin 53201-0701, or by calling, toll-free, 1-800-497-3933.


Per Share Data:

Net asset value, beginning of period   $10.00

Income from investment operations:
  Net investment loss (1)              (0.05)
  Net realized and unrealized
   losses on investments               (0.97)
  Total from investment operations     (1.02)

Less distributions:
  Dividends from net investment income (0.00)

Net asset value, end of period          $8.98

Total return (2)                     (10.20%)

Supplemental data and ratios:

  Net assets, end of period           $45,598

  Ratio of operating expenses
   to average net assets (3)(4)         2.00%

  Ratio of net investment loss
   to average net assets(3) (4)       (0.90%)

  Portfolio turnover rate (5)         126.13%

  Average commission rate paid (5)    $0.0507
__________

(1) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period December 2, 1996 through March 31, 1997.
(2) Not annualized for the period December 2, 1996 through March 31, 1997.
(3)  Annualized for the period December 2, 1996 through
     March 31, 1997.
(4) Without expense reimbursements of $43,132 for the period December 2, 1996 through March 31, 1997, the ratio of operating expenses to average net assets would have been 5.10%, and the ratio of net investment loss to average net assets would have been (4.00%).
(5) Portfolio turnover and average commission rate paid are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Investment Techniques and Risks

     The first sentence in the "In General" paragraph immediately following the caption "INVESTMENT
TECHNIQUES AND RISKS" should be amended to delete the reference to call and put options and futures and options on futures. Accordingly, the first sentence of that paragraph should read as follows: "The Fund will not invest more than 5% of its net assets in any one of the following types of investments: preferred stocks;
warrants; unseasoned companies; and securities purchased on a when-issued or delayed delivery basis."
A complete discussion of the Fund's use of options and futures transactions is contained in the Prospectus under the heading "Options and Futures Transactions."
Please note that under that heading, the fourth sentence should be revised to read as follows: "The
Fund will only engage in futures and options transactions which must, pursuant to regulations promulgated by the Commodity Futures Trading Commission
(the "CFTC"), constitute bona fide hedging or other permissible risk management transactions and will not enter into such transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's net assets."


     This Supplement should be retained with your Prospectus for future reference.

     The date of this Supplement is May 30, 1997.

                           PROSPECTUS

                       November 14, 1996

              Greenville Capital Management, Inc.
                            Presents

                    The Rockland Growth Fund
                          a Series of

                    The Rockland Funds Trust

                         P. O. Box 701
                Milwaukee, Wisconsin 53201-0701

                          1-800-497-3933



The Rockland Growth Fund (the "Fund") is a series of
The Rockland Funds Trust (the "Trust"), an open-end, diversified, management investment company commonly referred to as a mutual fund. The investment objective of the Fund is to seek capital appreciation. The Fund will seek, under normal market conditions, to achieve its investment objective by investing its assets primarily in equity securities of domestic companies.
The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, Greenville Capital
Management, Inc., has been overlooked by Wall Street analysts.


This Prospectus sets forth concisely the information
that you should be aware of prior to investing in the
Fund's Retail shares.  Two classes of shares of the
Fund are currently offered to the public:
Institutional shares and Retail shares.  This
prospectus relates only to the Retail shares.
Information about the Institutional shares may be
obtained by calling 1-800-497-3933.  Please read this
Prospectus carefully and retain it for future
reference.  Additional information regarding the Fund
is included in the Statement of Additional Information
dated     November 14, 1996, which has been filed with
the Securities and Exchange Commission and is incorporated in this Prospectus by reference. A copy of the Fund's Statement of Additional Information is available without charge by writing to the Fund at the address listed above or by calling 1-800-497-3933.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR HAS THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

                       TABLE OF CONTENTS

                                                         Page No.

SUMMARY                                                        4

SUMMARY OF FUND EXPENSES                                       5

INVESTMENT OBJECTIVE AND POLICIES                              6

INVESTMENT TECHNIQUES AND RISKS                                7
 IN GENERAL                                                    7
 SHORT-TERM FIXED INCOME SECURITIES                            7
 ILLIQUID SECURITIES                                           7
 ADRS                                                          7
 OPTIONS AND FUTURES TRANSACTIONS                              8
 SHORT SALES                                                   8
 REPURCHASE AGREEMENTS                                         8
 CONVERTIBLE SECURITIES                                        9
 PORTFOLIO TURNOVER                                            9

MANAGEMENT                                                     9

FUND EXPENSES                                                 10

HOW TO PURCHASE FUND SHARES                                   10
 OFFERING PRICE                                               10
 PURCHASES AT NET ASSET VALUE                                 11
 QUANTITY DISCOUNT IN THE SALES CHARGE                        11

 INITIAL INVESTMENT - MINIMUM $10,000                         12
 WIRE PURCHASES                                               12
 TELEPHONE PURCHASES                                          13
 AUTOMATIC INVESTMENT PLAN - MINIMUM $250                     13
 SUBSEQUENT INVESTMENTS - MINIMUM $250                        13

DETERMINATION OF NET ASSET VALUE                              13

HOW TO REDEEM SHARES                                          14
 IN GENERAL                                                   14
 WRITTEN REDEMPTION                                           15
 TELEPHONE REDEMPTION                                         15
 SIGNATURE GUARANTEES                                         15

DISTRIBUTION PLAN                                             15

SHAREHOLDER REPORTS                                           16

INDIVIDUAL RETIREMENT ACCOUNTS                                16

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
TREATMENT                                                     17

FUND ORGANIZATION                                             17

ADMINISTRATOR                                                 18

CUSTODIAN, TRANSFER AGENT, AND FUND ACCOUNTANT                18

DISTRIBUTOR                                                   18

COMPARISON OF INVESTMENT RESULTS                              19

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This prospectus does not constitute an offer to sell securities in any state to any person to whom it is unlawful to make such offer in such state.

                            SUMMARY

Investment Objective

     The investment objective of the Fund is to seek capital appreciation. The Fund will seek to achieve its investment objective by investing its assets primarily in equity securities of domestic companies that, in the opinion of Greenville Capital Management, Inc. ("GCM"), have been overlooked by Wall Street analysts. The Fund's investments are subject to market risk and the value of its shares will fluctuate with changing market valuations of its portfolio holdings.
See "INVESTMENT OBJECTIVE AND POLICIES" and "INVESTMENT
TECHNIQUES AND RISKS."

Investment Advisor

     GCM is the investment advisor to the Fund. GCM was organized in 1989 and acts as the investment advisor to individual and institutional clients with investment portfolios of approximately $375 million.
See "MANAGEMENT."

Purchase and Redemptions

     Retail class shares of the Fund are offered at net asset value per share plus a maximum initial sales charge of 3.00% of the offering price. See "HOW TO
PURCHASE SHARES." In addition, the Retail class adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the
"Investment Company Act"), which authorizes the Retail class to pay a distribution fee of up to 0.25% per annum of the Retail class' average daily net assets.
See "DISTRIBUTION PLAN." The minimum initial investment required by the Retail class is $10,000.
The minimum subsequent investment is $250. The minimum initial investment for individual retirement accounts is $2,000, and for investors using the Automatic
Investment Plan, the minimum initial investment is $250. These minimums may be changed or waived at any time at the discretion of the Fund. Retail class shares may be redeemed using either written or telephone redemption procedures at net asset value without the imposition of any redemption charges. See
"HOW TO REDEEM SHARES."

Shareholder Services

     Questions regarding the Institutional shares or the Retail shares may be directed to the Fund at the address and telephone number on the front page of this Prospectus.

              SUMMARY OF FUND EXPENSES


     The purpose of the following table is to assist you in understanding the various costs and expenses that an investor in the Retail class will bear directly
(shareholder transaction expenses) and indirectly
(annual fund operating expenses).

                           Fee Table

                                             Retail Class

    Shareholder Transaction Expenses

     Sales Load Imposed on Purchases             3.00%(1),(2)
     Sales Load Imposed on Reinvested Dividends   NONE
     Deferred Sales Load Imposed on Redemptions   NONE
     Redemption Fees                              NONE*

     Annual Fund Operating Expenses (after waivers or reimbursements) (as a percentage of average net assets)

     Management Fee                         1.00%
     12b-1 (Distribution Plan) Fees         0.25%(2),(3)
     Other Expenses (net of reimbursement)  0.75%(4)
     TOTAL FUND OPERATING EXPENSES          2.00%(4)
      (after waivers or reimbursements)

_________________________

(1) Certain investors may be exempt from paying some or all of this load. See "HOW TO PURCHASE
     SHARES."

(2)  Consistent with the National Association of
     Securities Dealers, Inc.'s (the "NASD") rules, it is possible that the combination of the front-end sales load and Rule 12b-1 fees could cause long-term investors of the Retail class to pay more than the economic equivalent of the maximum front-end sales charges permitted under those rules.

(3)  See "DISTRIBUTION PLAN" for more details.

(4)  The Fund's investment advisor, GCM, has
     voluntarily agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's
     Total Operating Expenses do not exceed 2.00% of the Fund's average daily net assets. Since the Fund did not commence operations until December 2, 1996, other expenses have been estimated and are presented net of reimbursements. Absent these reimbursements, Other Expenses and Total Fund
     Operating Expenses are estimated to be 3.15% and 4.40%, respectively. The Fund's management fee is higher than that paid by other similar investment companies. For additional information concerning management fees and operating expenses, see
     "MANAGEMENT."


*There are certain charges associated with certain services offered by the Fund, such as a service fee of $10.00 for redemptions effected via wire transfer.

                            Example

You would pay the following expenses on a $1,000 investment, assuming (i) 5% annual return, and (ii) redemption at the end of each time period.

                      1 Year        3 Years

                       $50            $91

     The Example is based on the Total Operating
Expenses specified in the table above. The amounts in the Example may increase absent the waivers or reimbursements. Please remember that the Example should not be considered representative of past or future expenses and that actual expenses may be greater or lesser than those shown. The assumption in the Example of a 5% annual rate of return is required by regulations of the Securities and Exchange Commission
("SEC") applicable to all mutual funds. This return is hypothetical and should not be considered representative of past or future performance of the Retail shares.


               INVESTMENT OBJECTIVE AND POLICIES

     The Fund is the first and presently, the only series of Trust, an open-end, diversified management company. The Fund's investment objective is to seek capital appreciation. The generation of investment income is not an investment objective and, therefore, any income earned by the Fund will be incidental to the Fund's objective. The Fund will seek, under normal market conditions, to achieve its investment objective by investing its assets primarily in equity securities of domestic companies, which include but are not limited to common stocks; preferred stocks; warrants to purchase common stocks or preferred stocks; and securities convertible into common or preferred stocks, such as convertible bonds and debentures. The Fund may, when GCM deems a more conservative approach is warranted, or pending investment or reinvestment, invest up to 35% of its total assets in short-term, fixed income securities. For temporary, defensive purposes the Fund may invest up to 100% of its total assets in such securities. Since the Fund's assets will, under normal market conditions, consist primarily of equity securities, the net asset value of the Retail shares may be subject to greater principal fluctuation than a portfolio containing a substantial amount of fixed income securities.

     The Fund is designed to take advantage of investment and trading opportunities that investors might not otherwise have the time, expertise or inclination to exploit themselves. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in GCM's opinion, has been overlooked by Wall Street analysts. In addition, the Fund may sell short up to 25% of its portfolio. The Fund only intends to use short positions for brief periods of time in smaller position sizes to reduce the Fund's overall risk and to increase the Fund's pool of potential investment ideas. (See "INVESTMENT
TECHNIQUES AND RISKS - Short Sales").

     When making investment decisions, GCM utilizes information and analyses from numerous sources regarding a company's sales and earnings growth;
earnings power, trends and predictability; industry, economic and political trends; relative valuation; and liquidity, to determine whether the security has the growth potential suitable for the Fund. The Fund will generally invest in companies with market capitalizations ranging from $100 million to $2 billion. The Fund is only intended to be an investment vehicle for that part of an investor's capital which can appropriately be exposed to above average risk in anticipation of greater rewards. The Fund is not designed to offer a balanced investment program suitable for all investors.

     Except for the Fund's investment objective and the investment restrictions contained in the Statement of Additional Information, the Fund's policies may be changed without a vote of the Retail class' shareholders.


                INVESTMENT TECHNIQUES AND RISKS

In General

     The Fund will not invest more than 5% of its net assets in any one of the following types of investments: preferred stocks; warrants; unseasoned companies; securities purchased on a when-issued or delayed delivery basis; call and put options; and futures and options on futures. The ability of the Fund to effectively use put and call options and futures transactions is largely dependent upon GCM's ability to correctly use these instruments, which may involve different skills than are associated with securities generally. For a more extensive discussion of certain of these investments and techniques and risks associated therewith, see the Fund's Statement of Additional Information.

Short-Term Fixed Income Securities

     When GCM believes that adverse economic or market conditions justify such action, up to 100% of the Fund's assets may be held temporarily in short-term fixed-income securities, including without limitation:
U.S. government securities, including bills, notes and bonds, differing as to maturity and rate of interest, which are either issued or guaranteed by the U.S.
Treasury or by U.S. governmental agencies or instrumentalities; certificates of deposit issued against funds deposited in a U.S. bank or savings and loan association; bank time deposits, which are monies kept on deposit with U.S. banks or savings and loan associations for a stated period of time at a fixed rate of interest; bankers' acceptances which are short-term credit instruments used to finance commercial transactions; repurchase agreements entered into only with respect to obligations of the U.S. government, its agencies or instrumentalities; or commercial paper and commercial paper master notes (which are demand instruments without a fixed maturity bearing interest at rates which are fixed to known lending rates and automatically adjusted when such lending rates change) rated A-1 or better by S&P, Prime-1 or better by Moody's, Duff 2 or higher by D&P, or Fitch 2 or higher by Fitch.

Illiquid Securities

     The Fund may invest up to 10% of the value of its net assets in illiquid securities, which include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws); securities which may only be resold pursuant to Rule 144A under the Securities Act of 1933; and repurchase agreements with maturities in excess of seven days. Risks associated with restricted securities include the potential obligation to pay all or part of the registration expenses in order to sell restricted securities. A considerable period of time may elapse between the time of the decision to sell a restricted security and the time the Fund may be permitted to sell under an effective registration statement or otherwise. If, during such a period, adverse conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. The Board of Trustees of the Trust, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid. The Board of Trustees has adopted guidelines and delegated this determination to GCM.

ADRs

     The Fund may invest up to 25% of the value of its net assets in ADRs or other instruments denominated in U.S. dollars. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S.
dollars. Some institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer, including reliable financial statements.

     Investments in securities of foreign issuers involve risks which are in addition to the usual risks inherent in domestic investment. In many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards.
Other risks inherent in foreign investment include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of foreign brokers, securities markets and issuers; costs incurred in conversions between currencies; the possibility of delays in settlement in foreign securities markets; limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country); the difficulty of enforcing obligations in other countries; diplomatic developments; and political or social instability.
Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, and many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.
Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

Options and Futures Transactions

     The Fund may engage in options and futures
transactions which are sometimes referred to as
derivative transactions.   The Fund's options and
futures transactions may include instruments such as stock index options and futures contracts. Such transactions may be used for several reasons, including hedging unrealized portfolio gains. The Fund will only engage in futures and options transactions which must, pursuant to regulations promulgated by the Commodity
Futures Trading Commission (the "CFTC"), constitute bona fide hedging or other permissible risk management transactions and will not enter into such transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's total assets. In addition, the Fund will not enter into options and futures transactions if more than 50% of the Fund's net assets would be committed to such instruments. The Fund may hold a futures or options position until its expiration, or it can close out such a position before then at current value if a liquid secondary market is available. If the Fund cannot close out a position, it may suffer a loss apart from any loss or gain experienced at the time the Fund decided to close the position. When required by guidelines of the SEC or the CFTC, the Fund will set aside permissible liquid assets in a segregated account to secure its potential obligations under its futures or options positions. Such liquid assets may include cash, U.S. government securities and high-grade liquid debt securities. The ability of the Fund to effectively use options and futures is largely dependent upon GCM's ability to correctly use such instruments which may involve different skills than are associated with securities generally. For a further discussion of options and futures transactions, please see the Statement of Additional Information.

Short Sales

     The Fund may engage in short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities. Short selling involves the sale of borrowed securities. At the time a short sale is effected, the Fund incurs an obligation to replace the borrowed security at whatever its price may be at the time the Fund purchases it for delivery to the lender. When a short sale transaction is closed out, any gain or loss on the transaction is taxable as a short term capital gain or loss. All short sales will be fully collateralized, and no short sale will be effected which would cause the aggregate market value of all securities sold short to exceed 25% of the value of the Fund's net assets. The Fund limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities.

Repurchase Agreements

     The Fund may invest up to 25% of its net assets in repurchase agreements entered into with Federal Reserve
Bank member banks and certain non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. GCM will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
Although no definitive criteria are used, GCM reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks.

Convertible Securities

     The Fund may invest up to 25% of its net assets in securities convertible into common stocks. A convertible security entitles the holder to receive interest normally paid or accrued on the debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities, are less subject to fluctuation in value than the underlying stock, and provide the potential for capital appreciation if the market price of the underlying common stock increases.
A convertible security might be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Portfolio Turnover

     The portfolio turnover rate indicates changes in the Fund's investments. The turnover rate may vary from year to year, as well as within a year. Under normal market conditions, the Fund anticipates that its portfolio turnover rate is not expected to exceed 110% and is expected to range between 70 and 110%. A turnover rate of 100% would occur, for example, if all of the securities held by the Fund were replaced within one year. It may be affected by sales of portfolio securities necessary to meet cash requirements for redemption of shares. In the event the Fund were to have a turnover rate of 100% or more in any year, it would result in the payment by the Fund of above average transaction costs and could result in the payment by Retail shareholders of above average amounts of taxes on realized investment gains.


                           MANAGEMENT

     Under the laws of the State of Delaware, the Board of Trustees of the Trust is responsible for managing its business and affairs. The Trust, on behalf of the Fund, has entered into an investment advisory agreement with GCM pursuant to which GCM manages the Fund's investments and business affairs, subject to the supervision of the Trust's Board of Trustees (the
"Investment Advisory Agreement").  The Board of
Trustees also oversees duties required by applicable state and federal law.

     GCM, a growth equity capital management firm, is the investment advisor to the Fund. GCM was founded in 1989 and is located at 100 South Rockland Falls Road,
Rockland, Delaware 19732.  Under the Investment
Advisory Agreement, the Trust, on behalf of the Fund, compensates GCM for its investment advisory services at the annual rate of 1.00% of the Fund's average daily net assets. GCM has voluntarily agreed to waive its management fee and/or reimburse the operating expenses to the extent necessary to ensure that the Retail class' total operating expenses do not exceed 2.00% of the Fund's average daily net assets. Any such waiver or reimbursement will have the effect of lowering the overall expense ratio for the Retail class and increasing the Retail class' overall return to investors at the time any such amounts were waived and/or reimbursed.

     The Fund is currently co-managed by Charles S.
Cruice and Richard H. Gould.  Mr. Cruice has been the
President of GCM since 1989. Mr. Cruice began his career at Dean Witter Reynolds, Inc. in 1974 and joined
Friess Associates Inc., an investment management company, in 1978. Mr. Cruice holds a BA from the University of Denver. Mr. Gould has been a Vice
President of GCM since 1994.  Prior to joining GCM, Mr.
Gould was an equity analyst with PNC Investment
Management and co-managed the PNC Small Cap Growth
Fund, currently called the Compass Small Cap Growth
Fund.  Mr. Gould is a Chartered Financial Analyst and a
Chartered Market Technician. Mr. Gould received his BS in 1982 from The Pennsylvania State University and his
MBA in Finance in 1985.

     GCM provides continuous advice and recommendations concerning the Fund's investments, and is responsible for selecting the broker-dealers who execute the portfolio transactions for the Fund. GCM provides office space for the Trust and pays the salaries, fees and expenses of all the Trust's officers and Trustees who are interested persons of GCM. In addition to providing investment advice to the Fund, GCM serves as investment advisor to pension and profit-sharing plans, and other institutional and private investors. As of October 15, 1996, GCM had approximately $375 million under management. Mr. Charles S. Cruice owns shares representing more than 51% of the voting rights of GCM.


                         FUND EXPENSES

     The Trust, on behalf of the Fund, is responsible for all of its expenses, including: interest charges;
taxes; brokerage commissions; organizational expenses;
expenses of registering or qualifying shares for sale with the states and the SEC; expenses of issue, sale, repurchase or redemption of shares; expenses of printing and distributing prospectuses to existing shareholders; charges of custodians; expenses for accounting, administrative, audit, and legal services;
fees for Trustees who are not interested persons of GCM; expenses of fidelity bond coverage and other insurance; expenses of indemnification; extraordinary expenses; and costs of shareholder and Trustee meetings.

                  HOW TO PURCHASE FUND SHARES

     Retail class shares of the Fund may be purchased at the Offering Price (as defined below) through any dealer which has entered into a sales agreement with AmeriPrime Financial Securities, Inc., in its capacity as principal underwriter of the Fund's shares (the
"Distributor"), or through the Distributor directly.
Firstar Trust Company, the Fund's transfer agent (the
"Transfer Agent"), may also accept purchase applications.

     The minimum initial investment in the Fund's
Retail class is $10,000. Subsequent investments in the amount of at least $250 may be made by mail or by wire.
For individual retirement accounts, the minimum initial investment is $2,000. For investors using the Automatic Investment Plan, the minimum investment is $250. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment should be made by check or money order drawn on a U.S.
bank, savings and loan, or credit union. Minimum investments are waived for employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Internal Revenue Code. These minimums can be changed or waived by the Fund at any time. Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

Offering Price

     Retail class shares are sold on a continual basis at the next Offering Price, which is the sum of the net asset value per share (next computed following (i) receipt of an order in proper form by a dealer, the Distributor or the Transfer Agent, as the case may be, and (ii) acceptance of such order by the Fund) and the sales charge as set forth below. Net asset value per share is calculated once daily as of the close of trading (currently 4:00 p.m., Eastern Standard Time) on each day the New York Stock Exchange is open. See
"DETERMINATION OF NET ASSET VALUE." The sales charge imposed on purchases of Fund shares is as follows:

                         Total Sales Charge

                               As a Percentage of     As a Percentage of    Portion of Total Offering
Amount of Sale at               Offering Price of     Net Asset Value of        Price Retained by
 Offering Price               the Shares Purchased   the Shares Purchased            Dealers*
Less than $100,000                    3.00%                  3.09%                    3.00%
$100,000 but less than $250,000       2.00%                  2.04%                    2.00%
$250,000 but less than $500,000       1.00%                  1.01%                    1.00%
$500,000 and above              No sales charge         No sales charge          No sales charge

_____________________________

* At the discretion of the Distributor, all sales charges may at times be paid to the securities dealer, if any, involved in the trade. A securities dealer which is paid all or substantially all of the sales charges may be deemed an "underwriter" under the Securities Act of 1933, as amended.

     Investors described under "Purchases at Net Asset
Value," below, may purchase shares of the Retail class without the imposition of a sales charge. In addition, no sales charge is imposed on the reinvestment of dividends or capital gains. A confirmation indicating the details of each purchase transaction will be sent to you promptly following each transaction. If a purchase order is placed through a dealer, the dealer must promptly forward the order, together with payment, to the Transfer Agent. In addition, investors described under "Quantity Discounts in the Sales
Charge," below, may purchase shares of the Retail class with reduced or waived sales charges.

Purchases at Net Asset Value

     Retail class shares may be purchased at net asset value without the imposition of a sales charge, upon the written assurance that the purchase is made for investment purposes and that the shares will not be transferred or resold except through redemption or repurchase by or on behalf of the Fund, by any of the following: (i) employee benefit plans qualified under
Section 401(k) of the Internal Revenue Code of 1986, as amended, subject to minimum requirements with respect to the number of employees or amount of purchase, which may be established by the Fund (currently, those criteria require that the employer establishing the plan have 1,000 or more eligible employees); (ii) trustees, officers, and full-time employees of the Trust, the Fund, GCM and the Distributor, and to employees and principals of related organizations and their families and certain parties related thereto, including clients and related accounts of GCM; (iii) registered securities brokers and dealers which have entered into a sales agreement with the Distributor, and their affiliates, for their investment account only; (iv) registered personnel and employees of such securities brokers and dealers referred to in (iii) above, and their spouses and family members, in accordance with the internal policies and procedures of the employing securities dealer; (v) investment advisers, financial planners and their clients who are charged a management, consulting or other fee for their services and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent; and
(vi) in connection with acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company. Please call
1-800-497-3933 for more information on purchases at net asset value.

Quantity Discount in the Sales Charge

     Right of Accumulation

     The Fund permits sales charges on Retail class shares to be reduced through rights of accumulation.
The reduced sales charges will be applicable once the accumulated value of the account has reached $100,000.
For this purpose, the dollar amount of the qualifying concurrent or subsequent purchase is added to the net asset value of any other Retail class shares owned at the time. The sales charge imposed on the Retail class shares being purchased will then be at the rate applicable to the aggregate of Retail class shares purchased. For example, if the investor held Retail class shares valued at $99,999 and purchased an additional $20,000 of shares, the sales charge for the $20,000 purchase would be at the next lower sales charge on the schedule. There can be no assurance that an investor will receive the cumulative discounts to which the investor may be entitled unless the investor or the investor's dealer makes a written request for the discount at the time of placing the purchase order.
The right of accumulation may be amended or terminated at any time. This particular privilege does not entitle an investor to any adjustment in the sales charge paid previously on purchases or shares of the Fund. If the investor knows that additional purchases will be made in the future, the investor may wish to consider executing a Letter of Intent.

     Letter of Intent

     The reduced sales charges are also available to Retail class investors who enter into a written Letter of Intent providing for the purchase of Retail class shares within a 13 month period. Retail class shares purchased within a 90 day period prior the date of receipt of the Letter of Intent by the Fund which are still owned by the investor may also be included in determining the applicable reduction in sales charge, provided the investor or the investor's dealer notifies the Fund of the prior purchases. However, the sales charges on these shares purchased before your Letter of Intent will not be recalculated.

     A Letter of Intent permits a Retail class investor to establish an aggregate investment goal over a 13 month period. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal as a single investment.
A number of shares equaling 5% of the dollar amount of the goal stated in the Letter of Intent will be held in escrow by the Fund in the name of the investor. The initial purchase under a Letter of Intent must be equal to at least 5% of the investment goal.

     The Letter of Intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount of the investment goal. In the event the Letter of Intent goal is not achieved within the 13 month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during the period and sales charges actually paid. The Fund is authorized by the investor to liquidate a sufficient number of escrowed shares to obtain such difference. If the goal is exceeded and purchases pass the next sales charge level, the sales charge on the entire amount of the purchase that results in passing that level and on subsequent purchases will be subject to further reduced sales charges in the same manner as set forth under "Right of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. At any time while a Letter of Intent is in effect, an investor may increase the amount of the goal by written notice to the Fund. In that event, shares purchased during the previous 90 day period and still owned by the investor will be included in determining the applicable sales charge reduction. The 5% escrow and minimum purchase requirements will be applicable to the new stated goal. Investors electing to purchase
Retail class shares pursuant to a Letter of Intent should carefully read the application for Letter of Intent which is available from the Fund.

Initial Investment - Minimum $10,000

     You may purchase Retail class shares by completing the enclosed application and mailing it along with a check or money order payable to "The Rockland Growth
Fund Retail Class," to your securities dealer, the Distributor or the Transfer Agent, as the case may be.
If mailing to the Transfer Agent, please use the following address: Firstar Trust Company, Mutual Fund
Services, P. O. Box 701, Milwaukee, Wisconsin  53201-
0701. In addition, overnight mail should be sent to the following address: The Rockland Growth Fund,
Firstar Trust Company, Mutual Fund Services, Third
Floor, 615 East Michigan Street, Milwaukee, Wisconsin
53202. The Fund does not consider the U.S. Postal service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or the Fund.
Do not mail letters by overnight courier to the post office box.

     If the securities dealer you have chosen to purchase Retail class shares through has not entered into a sales agreement with the Distributor, such dealer may, nevertheless, offer to place your order for the purchase of Fund shares. Purchases made through such dealers will be affected at the Offering Price.
Such dealers may also charge a transaction fee, as determined by the dealer. That fee will be in addition to the sales charge payable by you upon purchase, and may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

     If your check does not clear, you will be charged a $20.00 service fee. You will also be responsible for any losses suffered by the Retail class as a result.
Neither cash nor third-party checks will be accepted.
All applications to purchase Retail class shares are subject to acceptance by the Fund and are not binding until so accepted. The Fund reserves the right to decline or accept a purchase order application in whole or in part.

Wire Purchases

     You may purchase Retail class shares by wire. The following instructions should be followed when wiring funds to the Transfer Agent for the purchase of Retail class shares:

          Wire to:       Firstar Bank
                         ABA Number 075000022

          Credit:        Firstar Trust Company
                         Account 112-952-137

  Further Credit:        The Rockland Growth Fund, Retail Class
                         (shareholder account number)
                         (shareholder name/account
                         registration)

Please call 1-800-497-3933 prior to wiring any funds to notify the Transfer Agent that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Telephone Purchases

     You may purchase Retail class shares by moving money from your bank account to your Fund account.
Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions. To have your Retail class shares purchased at the net asset value determined as of the close of regular trading on a given date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such date. Most transfers are completed within 3 business days.
Telephone transactions may not be used for initial purchases of Retail class shares.

Automatic Investment Plan - Minimum $250

     The Automatic Investment Plan ("AIP") allows you to make regular, systematic investments in the Fund from your bank checking or NOW account. The Fund will reduce the minimum initial investment to $250 for investors using the AIP. To establish the AIP, complete the appropriate section in the Fund's application. Under certain circumstances (such as discontinuation of the AIP before the Retail class minimum initial investment is reached, or, after reaching the minimum initial investment, the account balance is reduced to less than $500), the Fund reserves the right to close the investor's account.
Prior to closing any account for failure to reach the minimum initial investment, the Fund will give the investor written notice and 60 days in which to reinstate the AIP or otherwise reach the minimum initial investment. You should consider your financial ability to continue in the AIP until the minimum initial investment amount is met because the Fund has the right to close an investor's account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

     Under the AIP, you may choose to make investments on the day of your choosing (or the next business day thereafter) from your financial institution in amounts of $250 or more. There is no service fee for participating in the AIP. However, a service fee of $20 will be deducted from your Fund account for any AIP purchase that does not clear due to insufficient funds or, if prior to notifying the Fund in writing or by telephone to terminate the plan, you close your bank account or in any manner prevent withdrawal of funds from the designated checking or NOW account. You can set up the AIP with any financial institution that is a member of the Automated Clearing House.

     The AIP is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval.
However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels.

Subsequent Investments - Minimum $250

     Additions to your account may be made by mail or by wire. When making an additional purchase by mail, enclose a check payable to "The Rockland Growth Fund
Retail Class" along with the Additional Investment Form provided on the lower portion of your account statement. To make an additional purchase by wire, please call 1-800-497-3933 for complete wiring instructions.


                DETERMINATION OF NET ASSET VALUE

     The net asset value per share for the Retail class is determined as of the close of trading (currently
4:00 p.m. Eastern Standard Time) on each day the New
York Stock Exchange ("NYSE") is open for business.
Purchase orders received or shares tendered for redemption on a day the NYSE is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Applications for purchase of Retail shares and requests for redemption of Retail shares received after the close of trading on the NYSE will be valued as of the close of trading on the next day the NYSE is open. Net asset value is calculated by taking the fair value of the Retail class' total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding.
The result, rounded to the nearest cent, is the net asset value per share. In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks, other equity-type securities, and securities sold short are valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded; provided, however, securities traded on an exchange or NASDAQ for which there were no transactions on a given day, any security sold short for which there were no transactions on a given day and securities not listed on an exchange or NASDAQ, are valued at the most recent mean between the bid and asked price. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Trustees determines that the fair market value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.


                      HOW TO REDEEM SHARES

In General

     Investors may request redemption of part or all of their Retail class shares at any time at the next determined net asset value. See "DETERMINATION OF NET
ASSET VALUE." The Fund normally will mail your redemption proceeds the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, when a purchase has been made by check, the Fund may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared, this may take up to twelve days.

     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by the Retail class of the broker or dealer's instruction to redeem shares. In addition, some brokers or dealers may charge a fee in connection with such redemptions.

Written Redemption

     For most redemption requests, an investor need only furnish a written, unconditional request to redeem his or her Retail class shares at net asset value to the Fund's Transfer Agent: Firstar Trust Company,
Mutual Fund Services, P. O. Box 701, Milwaukee,
Wisconsin 53201-0701. Overnight mail should be sent to The Rockland Growth Fund, Firstar Trust Company, Mutual
Fund Services, Third Floor, 615 East Michigan Street,
Milwaukee, Wisconsin 53202. Requests for redemption must be signed exactly as the Retail class shares are registered, including the signature of each joint owner. You must also specify the number of shares or dollar amount to be redeemed. Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent charges a $10.00 service fee for wire transactions. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer
Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or the Fund. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.

Telephone Redemption

     Retail class shares may also be redeemed by calling the Transfer Agent at 1-800-497-3933. In order to utilize this procedure, a shareholder must have previously elected this option in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to the shareholder or transmitted to the shareholder's predesignated account. To change the designated account, send a written request with signature(s) guaranteed to the Transfer Agent. To change the address, call the Transfer Agent or send a written request with signature(s) guaranteed to the Transfer Agent. No telephone redemptions will be allowed within 15 days of such a change. The Fund reserves the right to limit the number of telephone redemptions by an investor. Once made, telephone redemption requests may not be modified or canceled.

     The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, the Fund will not be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. The Fund reserves the right to refuse a telephone redemption request if so advised.

Signature Guarantees

     Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares; (ii) redemption requests to be mailed or wired to other than the address of record and (iii) any redemption request if a change of address request has been received by the Fund or Transfer Agent within the last 15 days. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others.

     Your account may be terminated by the Fund on not less than 30 days' notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $10,000.
Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven days of the redemption.


                       DISTRIBUTION PLAN

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act (the "Plan"), which requires the Retail class to pay the Distributor a distribution fee of up to 0.25% of its average daily net assets computed on an annual basis. Under the terms of the Plan, the Distributor is authorized to, in turn, pay all or a portion of this fee to any securities dealer, financial institution or any other person (the "Recipient") who renders assistance in distributing or promoting the sale of Retail class shares pursuant to a written agreement (the "Rule 12b-1
Related Agreement"). To the extent such fee is not paid to such persons, the Distributor may use the fee for its own distribution expenses incurred in connection with the sale of the shares, although it is the Distributor's current intention to pay out all or most of the fee. A form of the 12b-1 Related Agreement referred to above has been approved by a majority of the Board of Trustees of the Trust, and of the members of the Board who are not "interested persons" of the Trust as defined in the Investment Company Act and who have no direct or indirect financial interest in the operation of the Plan or any related agreements (the
"Disinterested Trustees") voting separately.
Accordingly, the Distributor may enter into 12b-1
Related Agreements with securities dealers, financial institutions or other persons without further Board approval.

     Payment of the distribution fee is to be made quarterly, within 30 days after the close of the quarter for which the fee is payable, upon the Distributor forwarding to the Board of Trustees a written report of all amounts expended pursuant to the Plan; provided, however, that the aggregate payments by the Retail class under the Plan in any month to the Distributor and all Recipients may not exceed 0.25% of the Retail class' average net assets for that quarter;
and provided further that no fee may be paid in excess of the distribution expenses as set forth in the quarterly written report. Thus, the Plan does not provide for the payment of distribution fees in subsequent periods that relate to expenses incurred in prior periods.

     The Plan, and any Rule 12b-1 Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of Trustees, and of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plan, or the Rule 12b-1 Related Agreement, as applicable. In addition, the Plan, and any Rule 12b-1
Related Agreement, may be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities of the Retail class, or by vote of a majority of Disinterested Trustees, on not more than sixty (60) days' written notice.


                  SHAREHOLDER REPORTS

     You will be provided at least semi-annually with a report showing the Fund's holdings and annually after the close of the Trust's fiscal year, which ends
September 30, with an annual report containing audited financial statements. An individual account statement will be sent to you by the Transfer Agent after each purchase or redemption of Retail class shares as well as on a quarterly basis. You will also receive an annual statement after the end of the calendar year listing all of your transactions in Retail class shares during such year.

     If you have questions about your account, you should call the Transfer Agent at 1-800-497-3933.
Investors who have general questions about the Fund or the Trust or desire additional information should write to The Rockland Funds Trust, P.O. Box 701, Milwaukee,
WI  53201-0701.


            INDIVIDUAL RETIREMENT ACCOUNTS

The Fund offers through Firstar Trust Company, in its capacity as custodian of Fund assets (the "Custodian"), an Individual Retirement Account ("IRA") for adoption by individuals. Individuals under age 70 1/2 with earned income, may contribute money to an IRA. You are allowed to contribute up to the lesser of $2,000 or 100% of your earned income each year to an IRA.
Individuals who are covered by existing retirement plans, or have spouses covered by such plans, and whose income exceed certain amounts, are not permitted to deduct their IRA contributions for income tax purposes.
However, whether or not an individual's contributions are deductible, the earnings in his or her IRA are not taxed until the account is distributed.

     A complete description of the IRA, as well as the applicable service fee is available from the Fund and may be obtained by calling 1-800-497-3933 or writing to the Fund at P. O. Box 701, Milwaukee, Wisconsin 53201-
0701.

     Please note that early withdrawals from an IRA may result in adverse tax consequences.


INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT

     The Trust intends to qualify for treatment as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed on a timely basis.

     For federal income tax purposes, all dividends paid by the Trust, on behalf of the Fund's Retail class, and net realized short-term capital gains are taxable as ordinary income whether reinvested or received in cash unless you are exempt from taxation or entitled to a tax deferral. Dividends and other distributions on both classes of Fund shares are calculated at the same time and in the same manner.
Dividends on Institutional class shares are expected to be higher than those on the Retail class because of the higher expenses resulting from the distribution and sales charges borne by the Retail class shares.
Distributions paid by the Trust, on behalf of the Fund's Retail class, from net realized long-term capital gains, whether received in cash or reinvested in additional shares, are taxable as such. The capital gain holding period is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Retail class.
Investors are informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you will not be required to pay federal income taxes on the amounts distributed to you.

     Dividends are usually paid, and capital gains, if any, are usually distributed annually in December.
When a dividend or capital gain is distributed, the Retail class' net asset value will decrease by the amount of the payment. A dividend paid shortly after the purchase of Retail shares will reduce the net asset value of the shares purchased by the amount of the dividend. All dividends or capital gains distributions paid on the Retail class shares will automatically be reinvested in additional shares of the Retail class at the then prevailing net asset value unless an investor specifically requests that either dividends or capital gains or both be paid in cash. The election to receive dividends or reinvest them may be changed by writing to the Fund at P.O. Box 701, Milwaukee, Wisconsin 53201-
0701. Such notice must be received at least 10 days prior to the record date of any dividend or capital gain distribution.

     If you do not furnish the Fund with your correct social security number or employer identification number, the Fund is required by federal law to withhold federal income tax at a rate of 31% from your distributions and redemption proceeds. If you do not have a social security number, you should indicate on the purchase application that an application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within 7 days.

     This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.


                       FUND ORGANIZATION

     The Trust was organized as a Delaware business trust under Delaware law by Certificate of Trust on July 31, 1996. The Board of Trustees is authorized to issue an unlimited number of shares of beneficial interest in separate series, par value $0.001 per share, and to create classes of shares within each series. Currently the Fund is the only series of the Trust. Shares of the Retail class are offered to investors through the Fund's underwriter, subject to a $10,000 minimum initial investment and certain sales charges. Each class of shares represent interests in the assets of the Fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that the distribution fees related to the Retail class shares are borne solely by that class. If the Trust issues additional series, the assets belonging to each series of shares will be held separately by the Custodian, and in effect each series will be a separate fund.

     Each share, irrespective of series or class, is entitled to one vote on all questions, except that certain matters must be voted on separately by the series or class of shares affected, and matters affecting only one series or class are voted upon only by that series or class. All shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they choose to do so, and in such event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Trustees.

     The Trust will not hold annual shareholders' meetings except when required by the Investment Company
Act of 1940. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trust has adopted procedures in its Bylaws for the removal of Trustees by the shareholders.
As of October 21, 1996, Mr. Cruice and Mr. Gould each owned controlling interests in the Fund.


                         ADMINISTRATOR

     Pursuant to the Fund Administration and Servicing
Agreement, Firstar Trust Company (the "Administrator"),
Mutual Fund Services, Third Floor, 615 East Michigan
Street, Milwaukee, Wisconsin 53202, prepares and files all federal and state tax returns, oversees the Fund's insurance relationships, participates in the preparation of the registration statement, proxy statements and reports, prepares compliance filings relating to the registration of the securities of the Retail class pursuant to state securities laws, compiles data for and prepares notices to the SEC, prepares the financial statements for the annual and semi-annual reports to the SEC and current investors, monitors the Retail class' expense accruals and performs securities valuations, monitors the Trust's status as a registered investment company under Subchapter M of the Internal Revenue Code and monitors compliance with the Fund's investment policies and restrictions, from time to time, and generally assists in the Fund's administrative operations. The
Administrator, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Fund
Administration and Servicing Agreement. For the foregoing services, the Administrator receives from the Fund a fee, computed daily and payable monthly based on the Fund's average net assets at the annual rate of .06 of 1% on the Fund's average net assets, subject to an annual minimum of $50,000, plus out-of-pocket expenses.


         CUSTODIAN, TRANSFER AGENT, AND FUND ACCOUNTANT

     Firstar Trust Company, Mutual Fund Services, Third
Floor, 615 East Michigan Street, Milwaukee, Wisconsin
53202, acts as custodian of the Fund's assets and as dividend-disbursing, transfer agent, and fund accountant for the Fund.

                          DISTRIBUTOR

     AmeriPrime Financial Securities, Inc. (the
"Distributor"), 1793 Kingswood Drive, Suite 200,
Southlake, Texas 76092, serves as the principal underwriter to distribute the Fund's shares. Pursuant to an Underwriting Agreement with the Fund, the Distributor will be paid an annual fee of $18,000.
Pursuant to the Distribution Plan adopted by the Retail class pursuant to Rule 12b-1 under the Investment
Company Act of 1940 (the "Plan"), the Retail class is authorized to expend up to 0.25% annually of the Retail class' average daily net assets to cover expenses incurred in connection with the distribution of the Retail class' shares, including the Distributor's fee.
Rule 12b-1 regulates the manner in which a mutual fund may assume the costs of distributing and promoting the sale of its shares. Under the Plan, the Distributor is appointed the Retail class' agent to distribute shares and provides office space and equipment, personnel, literature distribution and advertising to promote the sale of the Retail class' shares. Payments under the Plan are made to compensate the Distributor for its services, to reimburse the Distributor for its expenses and for the fees it pays to dealers and other firms for selling Retail class shares, servicing shareholders and maintaining shareholder accounts. The 12b-1 fee may also be used to defray the costs of advertising, sales literature and sales meetings. In addition, the Plan also provides that GCM, in its sole discretion, may utilize its own resources, including profits from its advisory fees, for distributing and promoting sales of Retail class shares.


           COMPARISON OF INVESTMENT RESULTS

     The Retail class may from time to time compare its investment results to various passive indices or other mutual funds and cite such comparisons in reports to shareholders, sales literature, and advertisements.
The results may be calculated on the basis of average annual total return, total return, or cumulative total return.

     Average annual total return and total return figures assume the reinvestment of all dividends and measure the net investment income generated by, and the effect of, any realized and unrealized appreciation or depreciation of the underlying investments in the Retail class over a specified period of time. Average annual total return figures are annualized and therefore represent the average annual percentage change over the specified period. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period.
Cumulative total return simply reflects the Retail class' performance over a stated period of time.

     Average annual total return, total return and cumulative total return are based upon the historical results of the Retail class and are not necessarily representative of the future performance of the Retail class. Additional information concerning the Retail class' performance appears in the Statement of Additional Information.



     The Fund reserves the right to change any of its policies, practices and procedures described in this Prospectus, including the Statement of Additional Information, without shareholder approval except in those instances where shareholder approval is expressly required.

TRUSTEES

Mr. Charles Cruice
Mr. Richard Gould
Dr. Peter Utsinger
Mr. Richard Vague
Mr. Robert Harrison


OFFICERS

Mr. Charles S. Cruice, President
Mr. Richard H. Gould, Treasurer
Mr. Jeffrey Rugen, Secretary


INVESTMENT ADVISOR

Greenville Capital Management, Inc.
100 South Rockland Falls Road
Rockland, DE  19732


CUSTODIAN, ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND-DISBURSING AGENT

Firstar Trust Company
Mutual Fund Services
Third Floor
615 East Michigan Street
Milwaukee, WI  53202


INDEPENDENT ACCOUNTANTS

KPMG Peat Marwick LLP
777 E. Wisconsin Avenue
Milwaukee, WI  53202


LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 N. Water Street
Milwaukee, WI  53202

               STATEMENT OF ADDITIONAL INFORMATION

                    The Rockland Growth Fund
                          a series of
                    The Rockland Funds Trust
                          sponsored by
              Greenville Capital Management, Inc.

                         P. O. Box 701
                Milwaukee, Wisconsin 53201-0701
                         1-800-497-3933


      This Statement of Additional Information is not a
prospectus and should be read in conjunction  with  the
Prospectus of The Rockland Growth Fund (the "Fund"),  a
series of The Rockland Funds Trust (the "Trust")  dated
November  14,  1996.   Requests  for  copies   of   the
Prospectus should be made by writing to the Fund at the address listed above or by calling 1-800-497-3933.


This Statement of Additional Information is dated November 14, 1996, as supplemented on May 30, 1997.

                    THE ROCKLAND GROWTH FUND


                       TABLE OF CONTENTS


                                                         Page No.

INVESTMENT RESTRICTIONS                                        4

INVESTMENT POLICIES AND TECHNIQUES                             5
 ILLIQUID SECURITIES                                           5
 SHORT-TERM FIXED INCOME SECURITIES                            6
 HEDGING STRATEGIES                                            7
   GENERAL DESCRIPTION OF HEDGING STRATEGIES                   7
   GENERAL LIMITATIONS ON FUTURES AND OPTIONS
   TRANSACTIONS                                                7
   ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS            7
   PURCHASING PUT AND CALL OPTIONS                             8
   STOCK INDEX OPTIONS                                         8
   SHORT SALES, SHORT SALES AGAINST THE BOX AND
   WRITING COVERED CALL AND PUT OPTIONS                       10
   CERTAIN CONSIDERATIONS REGARDING OPTIONS                   12
   FEDERAL TAX TREATMENT OF OPTIONS                           12
   FUTURES CONTRACTS                                          12
   OPTIONS ON FUTURE                                          14
   FEDERAL TAX TREATMENT OF FUTURES CONTRACTS                 15
 WARRANTS                                                     16
 WHEN-ISSUED SECURITIES                                       16
 REPURCHASE OBLIGATIONS                                       16
 UNSEASONED COMPANIES                                         16

TRUSTEES AND OFFICERS OF THE TRUST                            17

PRINCIPAL SHAREHOLDERS                                        18

INVESTMENT ADVISOR                                            18

UNDERWRITER                                                   19

DISTRIBUTION PLAN                                             19
 DESCRIPTION OF PLAN                                          19
 ANTICIPATED BENEFITS TO THE RETAIL CLASS                     20

PORTFOLIO TRANSACTIONS AND BROKERAGE                          20

CUSTODIAN                                                     21

TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT                  21

TAXES                                                         21

DETERMINATION OF NET ASSET VALUE                              22

SHAREHOLDER MEETINGS                                          22

PERFORMANCE INFORMATION                                       23

INDEPENDENT ACCOUNTANTS                                       24

FINANCIAL STATEMENTS                                          24


         No  person  has been authorized  to  give  any
information or to make any representations  other  than
those   contained  in  this  Statement  of   Additional
Information and the Prospectus dated November 14, 1996,
and   if   given   or   made,   such   information   or
representations may not be relied upon as having been authorized by the Fund.


         This Statement of Additional Information does not constitute an offer to sell securities.

                    INVESTMENT RESTRICTIONS

     The investment objective of The Rockland Growth
Fund (the "Fund") is to seek capital appreciation.  The
Fund's investment objective and policies are described in detail in the Prospectuses for its two classes of shares under the caption "INVESTMENT OBJECTIVE AND
POLICIES." The following is a complete list of the Fund's fundamental investment limitations which cannot be changed without shareholder approval.

     The Fund may not:

          1. With respect to 75% of its total assets, purchase securities of any issuer (except securities of the U.S. government or any agency or instrumentality thereof) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

          2.  Borrow money, except that the Fund may
     (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed
     33 1/3% of the value of the Fund's total assets
     (including the amount borrowed), less the Fund's liabilities (other than borrowings).

          3. Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

          4.  Make loans to other persons, except
     through (i) the purchase of investments
     permissible under the Fund's investment policies,
     (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

          5.  Purchase or sell physical commodities
     unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

          6.  Purchase or sell real estate unless
     acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

          7.  Issue senior securities, except as
     permitted under the Investment Company Act of 1940.

          8. Purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers whose principal business activities are in the same industry.

     With the exception of the investment restriction set out in item 2 above, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

     The following investment limitations may be changed by the Trust's Board of Trustees without shareholder approval.

     The Fund may not:

          1.  Sell more than 25% of the Fund's assets
     short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

          2.  Purchase securities on margin, except
     that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

          3.  Pledge, mortgage or hypothecate any
     assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33
     1/3% of the Fund's total assets at the time of the borrowing or investment.

          4.  Purchase the securities of any issuer
     (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of issuers that, including predecessors or unconditional guarantors, have a record of less than three years of continuous operation. This policy does not apply to securities of pooled investment vehicles or mortgage or asset-backed securities.

          5.  Invest in illiquid securities if, as a
     result of such investment, more than 10% of the Fund's net assets would be invested in illiquid securities.

          6. Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940 and applicable state law.

          7.  Enter into futures contracts or related
     options if more than 50% of the Fund's net assets would be represented by futures contracts or more than 5% of the Fund's net assets would be committed to initial margin deposits and premiums on futures contracts and related options.

          8. Invest in direct interests in oil, gas or other mineral exploration programs or leases;
     however, the Fund may invest in the securities of issuers that engage in these activities.

          9.  Purchase securities when borrowings
     exceed 5% of its total assets.


               INVESTMENT POLICIES AND TECHNIQUES

     The following information supplements the discussion of the Fund's investment objective, policies, and techniques that are described in the Prospectuses under the captions "INVESTMENT OBJECTIVE
AND POLICIES" and "INVESTMENT TECHNIQUES AND RISKS."

Illiquid Securities

     The Fund may invest up to 10% of its net assets in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include restricted securities
(securities the disposition of which is restricted under the federal securities laws). The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 10% limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the "Securities
Act"), including securities that may be resold pursuant to Rule 144A under the Securities Act, may be considered liquid. The Board of Trustees of the Trust has delegated to Greenville Capital Management, Inc.
("GCM") the day-to-day determination of the liquidity of any Rule 144A security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed
GCM to look to such factors as (i) the nature of the market for a security (including the institutional private resale market), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof
(e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in the PORTAL system), and (iv) other permissible relevant factors.

     Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement.

If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Trustees of the Trust. If through the appreciation of restricted securities or the depreciation of unrestricted securities, the Fund should be in a position where more than 10% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Short-Term Fixed Income Securities

     The Fund may invest up to 100% of its assets in short-term fixed income securities, including without limitation, the following:

          1.  U.S. government securities, including
     bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S.
     government agencies or instrumentalities.  U.S.
     government agency securities include securities issued by (a) the Federal Housing Administration,
     Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal
     Home Loan Banks, Federal Intermediate Credit
     Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan
     Marketing Association, the Inter-American
     Development Bank, and the International Bank for
     Reconstruction and Development, whose securities are supported only by the credit of such agencies.
     While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

          2.  Certificates of Deposit issued against
     funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 10% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit purchased by the Fund will not generally be fully insured.

          3. Bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then
     "accepted" by a bank that, in effect,
     unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

          4.  Repurchase agreements which involve
     purchases of debt securities. In such a transaction, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such transactions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers acceptances in which the Fund may invest.
     Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. GCM monitors the value of the collateral at the time the transaction is entered into and at all times during the term of the repurchase agreement. GCM does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

          5. Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

          6.  Commercial paper, which are short-term
     unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and the corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. GCM will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the two highest categories by a major rating agency or unrated commercial paper which is, in the opinion of GCM, of comparable quality.

Hedging Strategies

     General Description of Hedging Strategies

     The Fund may engage in hedging activities in the future without obtaining shareholder approval. GCM may cause the Fund to utilize a variety of financial instruments, including options, futures contracts
(sometimes referred to as "futures") and options on futures contracts to attempt to hedge the Fund's portfolio.

     Hedging instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest.
The use of hedging instruments is subject to applicable regulations of the Securities and Exchange Commission
(the "SEC"), the several options and futures exchanges upon which they are traded, the Commodity Futures
Trading Commission (the "CFTC") and various state regulatory authorities. In addition, the Fund's ability to use hedging instruments will be limited by tax considerations.

     General Limitations on Futures and Options
Transactions

     The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures
Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act (the "CEA"), the notice of eligibility for the Fund includes the following representation that the Fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold other positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if aggregate initial margins and premiums paid do not exceed 5% of the net asset value of the Fund. In addition, the Fund will not enter into futures contracts and futures options transactions if more than 50% of its net assets would be committed to such instruments The Fund will not purchase or write over-the-counter options.


     The foregoing limitations are not fundamental policies of the Fund and may be changed without shareholder approval as regulatory agencies permit.
Various exchanges and regulatory authorities have undertaken reviews of options and futures trading in light of market volatility. Among the possible transactions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for futures and options transactions and proposals to increase the margin requirements for various types of futures transactions.

     Asset Coverage for Futures and Options Positions

     The Fund will comply with regulatory requirements of the SEC and the CFTC with respect to coverage of options and futures positions by registered investment companies and, if the guidelines so require, will set aside cash and/or liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or options position is outstanding, unless replaced with other permissible assets and will be market-to-market daily.


     Purchasing Put and Call Options

     Put Options.  The Fund may purchase put options.
As the holder of a put option, the Fund would have the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or to profit from a decline in the value of securities it does not own. This protection is provided only during the exercise period. For example, the Fund may purchase a put option to protect unrealized appreciation of a security where GCM deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

     The Fund may also purchase put options at a time when the Fund does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

     The premium paid by the Fund when purchasing a put option will be recorded as an asset of the Fund and will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest bid price. This asset will be terminated upon exercise, the selling
(writing) of an identical option in a closing action, or the delivery of the underlying security upon the exercise of the option.

     Call Options.  The Fund may purchase call options.
As the holder of a call option, the Fund would have the right to purchase the underlying security at the exercise price at any time during the exercise period.
The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase call options for the purpose of hedging against a possible increase in the price of securities at a time when the Fund has a significant cash position. The Fund may also purchase call options in order to acquire the underlying securities.

     The Fund may purchase call options on underlying securities owned by it. A call option may be purchased when tax considerations make it inadvisable to realize gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price would result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

     Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring securities directly; the net cost may also exceed the cost of acquiring securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as the Fund holds such a call option rather than the underlying security itself the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

     Stock Index Options

     The Fund may (i) purchase stock index options for any purpose, (ii) sell stock index options in order to close out existing positions, and/or (iii) write covered options on stock indexes for hedging purposes.
Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

     A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100. Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business
Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board Options Exchange, the New York Stock
Exchange, the American Stock Exchange, the Pacific
Stock Exchange, and the Philadelphia Stock Exchange.

     The Fund may purchase call and put options in an attempt to either hedge against the risk of unfavorable price movements adversely affecting the value of the Fund's securities, or securities the Fund intends to buy or otherwise in furtherance of the Fund's investment objective. The Fund will sell (write) stock index options for hedging purposes or in order to close out positions in stock index options which the Fund has purchased. The Fund may only write covered options.
The Fund may cover a call option on a stock index it writes by, for example, having a portfolio of securities which approximately correlates with the stock index.

     Put options may be purchased in order to hedge against an anticipated decline in stock market prices that might adversely affect the value of the Fund's portfolio securities or in an attempt to capitalize on an anticipated decline in stock market prices. If the Fund purchases a put option on a stock index, the amount of the payment it receives upon exercising the option depends on the extent of any decline in the level of the stock index below the exercise price.
Such payments would tend to offset a decline in the value of the Fund's portfolio securities. If, however, the level of the stock index increases and remains above the exercise price while the put option is outstanding, the Fund will not be able to profitably exercise the option and will lose the amount of the premium and any transaction costs. Such loss may be offset by an increase in the value of the Fund's portfolio securities.

     Call options on stock indexes may be purchased in order to participate in an anticipated increase in stock market prices or to hedge against higher prices for securities that the Fund intends to buy in the future. If the Fund purchases a call option on a stock index, the amount of the payment it receives upon exercising the option depends on the extent of any increase in the level of the stock index above the exercise price. Such payments would in effect allow the Fund to benefit from stock market appreciation even though it may not have had sufficient cash to purchase the underlying stocks. Such payments may also offset increases in the price of stocks that the Fund intends to purchase. If, however, the level of the stock index declines and remains below the exercise price while the call option is outstanding, the Fund will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs. Such loss may be offset by a reduction in the price the Fund pays to buy additional securities for its portfolio.

     The Fund's use of stock index options is subject to certain risks. Successful use by the Fund of options on stock indexes will be subject to the ability of the Fund's investment advisor to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements in the Fund's portfolio securities. Inasmuch as the Fund's portfolio securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund will bear the risk that the prices of its portfolio securities being hedged will not move in the same amount as the prices of the Fund's put options on the stock indexes. It is also possible that there may be a negative correlation between the index and the Fund's portfolio securities which would result in a loss on both such portfolio securities and the options on stock indexes acquired by the Fund.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

     Short Sales, Short Sales Against the Box and
Writing Covered Call and Put Options

     Short Sales. The Fund may seek to realize gains through short sale transactions in securities listed on one or more national securities exchanges or on NASDAQ.
Short selling involves the sale of borrowed securities.
At the time a short sale is effected the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time that the Fund purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Since short selling can result in profits when stock prices generally decline, the Fund in this manner, can, to a certain extent, hedge the market risk to the value of its other investments and protect its equity in a declining market. However, the Fund could, at any given time, suffer both a loss on the purchase or retention of one security, if that security should decline in value, and a loss on a short sale of another security, if the security sold short should increase in value. Moreover, to the extent that in a generally rising market the Fund maintains short positions in securities rising with the market, the net asset value of the Fund would be expected to increase to a lesser extent than the net asset value of an investment company that does not engage in short sales.

     Short Sales Against the Box. When GCM believes that the price of a particular security in the Fund's portfolio may decline, it may sell the security short against the box which involves selling the security for delivery at a specified date in the future. If, for example, the Fund bought 100 shares of ABC at $40 per share in January and the price appreciates to $50 in March, the Fund might "sell short" the 100 shares at $50 for delivery the following July. Thereafter, if the price of the stock declines to $45, it will realize the full $1,000 gain rather than the $500 gain it would have received had it sold the stock in the market. On the other hand, if the price appreciates to $55 per share, the Fund would be required to sell at $50 and thus receive a $1,000 gain rather than the $1,500 gain it would have received had it sold the stock in the market. The Fund may also be required to pay a premium for short sales which would partially offset its gain.

     Covered Call Options. The Fund may write (sell) covered call options and purchase options to close out options previously written by the Fund. The purpose of writing covered call options is to reduce the effect of price fluctuations of the securities owned by the Fund
(and involved in the options) on the Fund's net asset value per share. Although premiums may be generated through the use of covered call options, GCM does not consider the premiums which may be generated as the primary reason for writing covered call options.

     A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, such writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing the option the writer previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, the writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the clearing corporations and of the exchanges.

     Covered call options may also be used to hedge an unrealized gain. For example, if the Fund wrote an option at $50 on the same 100 shares of ABC bought at $40 per share and now selling for $50 per share, it might receive a premium of approximately $600. If the market price of the underlying security declined to $45, the option would not be exercised and the Fund could offset the unrealized loss of $500 by the $600 premium. On the other hand, if the market price of the underlying security increased to $55, the option would be exercised and the Fund will have foregone the unrealized $1,500 gain for a $1,000 gain plus the $600 premium. The Fund can also close out its position in the call option by repurchasing the option contract separately and independent of any transaction in the underlying security and, therefore, realize capital gain or loss. If the Fund could not enter into such a closing purchase transaction, it may be required to hold a security that it may otherwise have sold to protect against depreciation.

     Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or other liquid assets above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The securities or other liquid assets covering the call option will be maintained in a segregated account of the Fund's custodian. The Fund does not consider a security covered by a call option to be "pledged" as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

     The premium received is the market value of an option. The premium the Fund will receive from writing a call option, will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

     A closing transaction will be effected in order to realize a profit or minimize a loss on an outstanding call option, to prevent an underlying security from being called or put, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.
If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing actions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing or purchase of options to close out previously written options. Such brokerage commissions are normally higher than the transaction costs applicable to purchases and sales of portfolio securities.

     Call options written by the Fund will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases additional transaction costs will be incurred.

     Covered Put Options.  The Fund may also write
(sell) covered put options and purchase options to close out options previously written by the Fund. The
Fund may write covered put options in circumstances where it would like to acquire the underlying security at a price lower than the then prevailing market price of the security. Although premiums may be generated through the use of covered put options, GCM does not consider the premiums which may be generated as the primary reason for writing covered put options.

     A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security at the exercise price at any time until the expiration date.
So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold requiring the writer to make payment of the exercise price against delivery of the underlying security. The operations of put options in other respects, including related risks and rewards, are substantially identical to that of call options.

     The Fund will write put options only on a secured basis, which means that the Fund would maintain a segregated account consisting of cash or other permissible liquid assets in an amount not less than the exercise price of the option or the Fund will own an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the covered option at all times while the put option is outstanding. The Fund will generally write covered put options where it wishes to purchase a security for the Fund's portfolio at a price less than the current market price. In this event, the Fund would write a put option at an exercise price which, reduced by the premium received on the options, reflects the lower price it is willing to pay.
Since the Fund may also receive interest on the debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current returns during periods of market uncertainty.
The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Fund. In addition, the Fund, because it does not own the specific securities which it may be required to purchase in the exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities.

     Certain Considerations Regarding Options

     There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

     The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

     Federal Tax Treatment of Options

     Certain option transactions have special tax results for the Fund. Expiration of a call option written by the Fund will result in short-term capital gain. If the call option is exercised, the Fund will realize a gain or loss from the sale of the security covering the call option, and in determining such gain or loss the option premium will be included in the proceeds of the sale.

     If the Fund writes options other than "qualified covered call options," as defined in Section 1092 of the Internal Revenue Code of 1986, as amended (the
"Code"), or purchases puts, any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold.

     In the case of transactions involving "nonequity options," as defined in Code Section 1256, the Fund will treat any gain or loss arising from the lapse, closing out or exercise of such positions as 60% long-term and 40% short-term capital gain or loss as required by Section 1256 of the Code. In addition, such positions must be marked-to-market as of the last business day of the year, and gain or loss must be recognized for federal income tax purposes in accordance with the 60%/40% rule discussed above even though the position has not been terminated. A
"nonequity option" includes an option with respect to any group of stocks or a stock index if there is in effect a designation by the CFTC of a contract market for a contract based on such group of stocks or indexes. For example, options involving stock indexes such as the Standard & Poor's 500 and 100 indexes would be "nonequity options" within the meaning of Code
Section 1256.

     Futures Contracts

     The Fund may enter into futures contracts
(hereinafter referred to as "Futures" or "Futures
Contracts"), including interest rate and index Futures as a hedge against movements in the equity markets and changes in prevailing levels of interest rates, in order to establish more definitively the effective return on securities held or intended to be acquired by the Fund or for other purposes permissible under the CEA. The Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices or increases in interest rates and purchases of Futures as an offset against the effect of expected increases in stock prices and declines in interest rates.

     The Fund will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United
States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.
Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate or portfolio market price fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using Futures Contracts, since Futures
Contracts involve lower transaction costs (i.e., brokerage costs only) than options on securities and stock index options, which require the payment of brokerage costs and premiums.

     An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index
Futures Contract was originally written. An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time, and place.
Transactions costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract.
Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

     As an example of an offsetting transaction in which the underlying financial instrument is not delivered pursuant to an interest rate Futures
Contract, the contractual obligations arising from the sale of one Futures Contract of September Treasury
Bills on an exchange may be fulfilled at any time before delivery is required (i.e., on a specified date in September, the "delivery month") by the purchase of one Futures Contract of September Treasury Bills on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

     Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators."
Hedgers, such as the Fund, whose business activity involves investment or other commitments in securities or other obligations, use the Futures markets to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities or obligations held or expected to be acquired by them.
Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures
Contract; but, unlike the hedger, hopes to profit from fluctuations in prevailing prices.

     A public market exists in Futures Contracts covering a number of indexes, including, but not limited to, the Standard & Poor's 500 Index, the
Standard & Poor's 100 Index, the NASDAQ 100 Index, the
Value Line Composite Index and the New York Stock
Exchange Composite Index. A public market exists in interest rate Futures Contracts primarily covering the following financial instruments: U.S. Treasury bonds;
U.S. Treasury notes; Government

National Mortgage
Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills;
90-day commercial paper; bank certificates of deposit;
and Eurodollar certificates of deposit. The standard contract size is generally $100,000 for Futures
Contracts in U.S. Treasury bonds, U.S. Treasury notes, and GNMA pass-through securities and $1,000,000 for the other designated Contracts.

     The Fund's Futures transactions will be entered into for hedging purposes permissible under the CEA.
For hedging purposes, Futures Contracts may be sold to protect against a decline in the price of securities that the Fund owns, or Futures Contracts may be purchased to protect the Fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Fund expects that approximately 75% of such Futures Contract purchases will be "completed"; that is, upon the sale of these long Futures Contracts, equivalent amounts of related securities will have been or are then being purchased by the Fund in the cash market. Alternatively, the Fund's purchases of long Futures Contracts will not exceed 5% of the Fund's net asset value.

     Margin is the amount of funds that must be deposited by the Fund with its custodian in a segregated account in the name of the futures commission merchant in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit is intended to ensure the Fund's performance of the Futures Contract.
The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures
Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

     If the price of an open Futures Contract changes
(by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures
Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset value, the Fund will mark to market the current value of its open Futures Contracts. The Fund expects to earn interest income on its margin deposits.

     The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

     At best, the correlation between changes in prices of Futures Contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as:
variations in speculative market demand for futures and debt securities, including technical influences in Futures trading; differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading;
and with respect to interest rate Futures, maturities and creditworthiness of issuers and, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-received hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

     Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor.
For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures
Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures
Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, the Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

     Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a Futures or futures option position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history.
As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Options on Futures

     The Fund may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

     The Fund may use its options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be employed under the same market and market sector conditions in which the Fund uses put and call options on securities or indexes.
The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indexes so as to hedge the Fund's portfolio of securities against the risk of declining market prices.
The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the Futures Contract.
If the futures price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the futures price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities in the Fund's portfolio that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.
If the Futures Contract price at expiration of a put option the Fund has written is above the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase that may have occurred in the price of the securities the Fund intends to acquire. If the Futures
Contract price at expiration of a put option the Fund has written is below the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the decrease in the price of the securities the Fund intends to acquire.

     As with investments in Futures Contracts, the Fund is also required to deposit and maintain margin with respect to put and call options on Futures Contracts written by it. Such margin deposits will vary depending on the nature of the underlying Futures
Contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund. The Fund will set aside in a segregated account at the Fund's custodian liquid assets, such as cash, U.S. government securities or other high grade debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked to market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation.

     The risks associated with the use of options on Futures Contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on Futures Contracts depends on GCM's ability to correctly predict the movement in prices of Futures
Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option.
(For additional information, see "Futures Contracts.")

     Federal Tax Treatment of Futures Contracts

     For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on Futures
Contracts as of the end of the year, as well as gains and losses actually realized during the year. Except for transactions in Futures Contracts that are classified as part of a "mixed straddle" under Code
Section 1256, any gain or loss recognized with respect to a Futures Contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Futures Contract. In the case of a Futures transaction not classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

     Sales of Futures Contracts that are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

     The Fund intends to operate as a "Regulated
Investment Company" under Subchapter M of the Code, and therefore will not be liable for federal income taxes to the extent earnings are distributed on a timely basis. In addition, as a result of being a Regulated
Investment Company, net capital gains that the Fund distributes to shareholders will retain their original capital gain character in the shareholders' individual tax returns.

     In order for the Fund to qualify for federal income tax treatment as a Regulated Investment Company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities and gains from the sale of securities, and other income (including gains on options and futures contracts) derived with respect to the Fund's business of investing in stock or securities. In addition, gains realized on the sale or other disposition of securities or Futures Contracts held for less than three months must be limited to less than 30% of the Fund's annual gross income. It is anticipated that any net gain realized from the closing out of Futures
Contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement. For purposes of applying these tests, any increase in value on a position that is part of a designated hedge will be offset by any decrease in value (whether or not realized) on any other position that is part of such hedge. It is anticipated that unrealized gains on Futures Contracts which have been open for less than three months as of the end of the Fund's fiscal year and which are recognized for tax purposes will not be considered gains on securities held less than three months for purposes of the 30% test.

     The Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on Futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised of the nature of the payments.

Warrants

     The Fund may invest in warrants if after giving effect thereto, not more than 5% of its net assets will be invested in warrants other than warrants acquired in units or attached to other securities. Of such 5% not more than 2% of the Fund's net assets at the time of purchase may be invested in warrants that are not listed on the New York Stock Exchange or the American
Stock Exchange. Investments in warrants is pure speculation in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. (See "Purchasing Put and Call Options" above.)
The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

When-Issued Securities

     The Fund may from time to time invest up to 5% of its net assets in securities purchased on a "when-issued" basis. The price of securities purchased on a when-issued basis is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase.
During the period between the purchase and settlement, no payment is made by the Fund to the issuer, no interest is accrued on debt securities, and no dividend income is earned on equity securities. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them.
At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that its net asset value will be adversely affected by its purchases of securities on a when-issued basis.

     The Fund will maintain cash and marketable securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow, sale of the securities held in the separate account, described above, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

Repurchase Obligations

     The Fund may enter into repurchase agreements with respect to no more than 25% of its net assets with member banks of the Federal Reserve System and certain non-bank dealers. In a repurchase agreement, the Fund buys a security at one price and, at the time of the sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. GCM will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Unseasoned Companies

     The Fund may invest not more than 5% of its net assets in unseasoned companies. While smaller companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification, and competitive strengths of larger corporations. In addition, in many instances, the securities of smaller companies are traded only over-the-counter or on regional securities exchanges, and the frequency and volume of their trading is substantially less than is typical of larger companies.
Therefore, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings of small companies at discounts from quoted prices or may have to make a series of smaller sales over an extended period of time due to the trading volume in smaller company securities.


               TRUSTEES AND OFFICERS OF THE TRUST

     Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information, are shown below. Each Trustee who is deemed an "interested person," as defined in the Investment Company Act of 1940 ("Investment Company Act"), is indicated by an asterisk.

*Charles S. Cruice, President and a Trustee of the
Trust.

     Mr. Cruice has been the President of GCM since its founding in 1989. From 1978 until 1989, Mr.
     Cruice was associated with Friess Associates Inc., a Wilmington, Delaware investment management company. Mr. Cruice also was a director of The
     Brandywine Fund, an open-end mutual fund.  Mr.
     Cruice holds a B.A. from the University of Denver.

*Richard H. Gould, Treasurer and a Trustee of the
Trust.

     Mr. Gould has been a Vice President of GCM since
     1994. From 1987 until 1994, Mr. Gould was associated with PNC Investment Management, first as an equity analyst and later as the co-manager of the PNC Small Cap Growth Fund. Mr. Gould received his Chartered Financial Analyst designation in 1989; became a Chartered Market
     Technician in 1995; and received his B.S. in 1983 and his M.B.A. in Finance in 1985, both from The
     Pennsylvania State University.

Dr. Peter Utsinger, a Trustee of the Trust.

     Dr. Utsinger has been a practicing physician for arthritis and rheumatic disease since 1970 when he received his M.D. from Georgetown University. Dr.
     Utsinger has written several publications in his area of specialty.

Richard W. Vague, a Trustee of the Trust

     Mr. Vague has been the President and a director of First USA, Inc. since 1991, the Chairman and CEO of First USA Bank since 1995, the Chairman of
     First USA, FSB since 1996 and a director of First
     USA Paymentech and Physicians Support Systems,
     Inc. since 1996. From 1987 until 1995, Mr. Vague was President and CEO of First USA Bank.

Robert D. Harrison, a Trustee of the Trust

     Mr. Harrison was a director of Fidelity Mutual
     Life Insurance Company from 1969 to 1992, of
     Meritor Savings Bank from 1978 to 1992 and of PECO
     Energy Co. from 1970 to 1994. Mr. Harrison also served as a trustee of Mutual Assurance Company from 1974 to 1993.


     The address for Messrs. Cruice and Gould is Greenville Capital Management, Inc., 100 South Rockland
Falls Road, Rockland, Delaware, 19732.  The address for
Dr. Utsinger is 8909 Crefield Street, Philadelphia,
Pennsylvania, 19118.  The address for Mr. Vague is 201
N. Walnut, 15th Floor, Wilmington, Delaware, 19801.
The address for Mr. Harrison is 74 Parkridge Drive,
Bryn Mawr, Pennsylvania, 19010.

     As of October 21, 1996, officers and trustees of the Trust beneficially owned 9,500 shares of beneficial interest in the Fund, which was 95% of the Fund's then outstanding shares. Trustees and officers of the Trust who are officers, directors, employees or shareholders of GCM do not receive any remuneration from the Trust or the Fund for serving as Trustees or officers.

     Each Trustee who is not deemed an "interested person," as defined in the Investment Company Act, receives $ 1,000 per year payable in Fund shares on September 30th. The Board anticipates holding three meetings during 1997.

                     PRINCIPAL SHAREHOLDERS

     As of October 21, 1996 the following persons owned of record or are known by the Company to own of record or beneficially 5% or more of the outstanding shares of the Fund:

  Name and Address                        No. Shares       Percentage

     Charles S. Cruice                      6,200             62%
     Greenville Capital Management, Inc.
     100 South Rockland Falls Road
     Rockland, Delaware, 19732

     Richard H. Gould                       2,500             25%
     Greenville Capital Management, Inc.
     100 South Rockland Falls Road
     Rockland, Delaware, 19732

     Jeffrey Rugen                            800              8%
     Greenville Capital Management, Inc.
     100 South Rockland Falls Road
     Rockland, Delaware, 19732

     Molly Lewis                              500              5%
     Greenville Capital Management, Inc.
     100 South Rockland Falls Road
     Rockland, Delaware, 19732

     As of October 30, 1996, Mr. Cruice and Mr. Gould each owned a controlling interest in the Fund.
Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Fund.


                       INVESTMENT ADVISOR

     GCM is the investment advisor to the Fund.  Mr.
Charles S. Cruice controls GCM and is the President and a director of GCM. Ms. Kathryn S. Cruice is the Secretary and a director of GCM. Mr. Charles S. Cruice owns a voting majority interest in GCM. Mr. Richard H.
Gould is a Vice President and officer of GCM. A brief description of the Fund's investment advisory agreement is set forth in each Prospectus under "MANAGEMENT."

     The Fund's Investment Advisory Agreement is dated
November 18, 1996 (the "Advisory Agreement").  The
Advisory Agreement has an initial term of two years and thereafter is required to be approved annually by the Board of Trustees of the Trust or by vote of a majority of the Fund's outstanding voting securities (as defined in the Investment Company Act). Each annual renewal must also be approved by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement was approved by the vote of a majority of the Trust's Trustees who are not parties to the Advisory Agreement or interested persons of any such party on October 22,1996 and by the initial shareholders of the Fund on October 22, 1996. The
Advisory Agreement is terminable without penalty, on 60 days' written notice by the Board of Trustees of the Trust by vote of a majority of the Trust's outstanding voting securities, or by GCM, and will terminate automatically in the event of its assignment.

     Under the terms of the Advisory Agreement, GCM manages the Fund's investments subject to the supervision of the Trust's Board of Trustees. GCM is responsible for investment decisions and supplies investment research and portfolio management. At its expense, GCM provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund.

     As compensation for its services, the Trust, on behalf of the Fund, pays to GCM a monthly advisory fee at the annual rate of 1.00% of the average daily net asset value of the Fund. See "Determination of Net
Asset Value" in the Prospectuses. From time to time, GCM may voluntarily waive all or a portion of its management fee for the Fund. The organizational expenses of the Fund were advanced by GCM and will be reimbursed by the Fund over a period of not more than 60 months. The organizational expenses for the Fund were approximately $ 34,800

     Various states impose expense limitations. The most restrictive percentage limitation currently applicable to the Fund will be 2 1/2% of its average net asset value up to $30,000,000, 2% on the next
$70,000,000 of its average net asset value and 1 1/2% of its average net asset value in excess of $100,000,000. Reimbursement of expenses in excess of the applicable limitation will be made on a monthly basis and will be paid to the Fund by reduction of GCM's fee, subject to later adjustment, month by month, for the remainder of the Fund's fiscal year. GCM may from time to time voluntarily absorb expenses for the Fund in addition to the reimbursement of expenses in excess of the limitations described above.

                          UNDERWRITER

     Under a Distribution Agreement dated November 18,
1996 (the "Distribution Agreement"), AmeriPrime
Financial Securities, Inc. (the "Distributor") acts as underwriter of the Fund's shares. The Distribution
Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares. The
Retail shares are offered for sale by the Fund continuously at net asset value per share plus a maximum initial sales charge of 3.00% of the offering price. No sales charge is imposed on the reinvestment of dividends or capital gains. Certain other exceptions to the imposition of this sales charge apply, as discussed more fully in the Retail class prospectuses under the caption "HOW TO PURCHASE FUND
SHARES -- Purchases at Net Asset Value." These exceptions are made available because minimal or no sales effort is required with respect to the categories of investors so excepted. Pursuant to the terms of the Distribution Agreement, either the Distributor or GCM bears the costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distributor of Fund shares. The
Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement, except that the Distribution Agreement need not be approved by the Fund's shareholders.


                       DISTRIBUTION PLAN

     Description of Plan

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act (the "Plan"), which requires the Retail class to pay the Distributor, in its capacity as the principal underwriter of Fund shares, a distribution fee of up to 0.25% per annum of the Retail class' average daily net assets. Under the terms of the Plan, the Distributor is authorized to, in turn, pay all or a portion of this fee to any securities dealer, financial institution or any other person (the "Recipient") who renders assistance in distributing or promoting the sale of Retail class shares pursuant to a written agreement (the "Rule 12b-1
Related Agreement"). To the extent such fee is not paid to such persons, the Distributor may use the fee for its own distribution expenses incurred in connection with the sale of the Retail class' shares, although it is the Distributor's current intention to pay out all or most of the fee. A form of the 12b-1
Related Agreement referred to above has been approved by a majority of the Board of Trustees, and of the Disinterested Trustees voting separately. Accordingly,
GCM may enter into 12b-1 Related Agreements with securities dealers, financial institutions or other persons without further Board approval.

     Pursuant to the terms of the Plan, payment of the distribution fee is to be made quarterly, within 30 days after the close of the quarter for which the fee is payable, upon the Distributor forwarding to the Board of Trustees a written report of all amounts expended pursuant to the Plan; provided, however, that the aggregate payments by the Retail class under the Plan in any month to the Distributor and all Recipients may not exceed 0.25% of the Retail class' average net assets for that quarter; and provided further that no fee may be paid in excess of the distribution expenses as set forth in the quarterly written report. Thus, the Plan does not provide for the payment of distribution fees in subsequent periods that relate to expenses incurred in prior periods.

     The Plan, and any Rule 12b-1 Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Fund's Board of Trustees, and of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plan, or the Rule 12b-1 Related Agreement, as applicable. In addition, the Plan, and any Rule 12b-1
Related Agreement, may be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities of the Retail class, or by vote of a majority of Disinterested Trustees, on not more than sixty (60) days' written notice.

     Anticipated Benefits to the Retail Class

     Prior to approving the Plan, the Board of Trustees was furnished with a copy of the Plan and related materials, including information relating to the advantages and disadvantages of 12b-1 plans currently being used in the mutual fund industry. Legal counsel for the Fund provided additional information, summarized the provisions of the proposed Plan and discussed the legal and regulatory considerations in adopting such Plan.

     The Board considered various factors in connection with its decision to approve the Plan, including: (a) the nature and causes of the circumstances which made implementation of the Plan necessary and appropriate;
(b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the merits of possible alternative plans or pricing structures; (e) the relationship of the Plan to other distribution efforts of the Retail class, including the imposition of the 3.00% front-end sales load, subject to certain exceptions; and (f) the possible benefits of the Plan to any other person relative to those of the Retail class.

     Based upon its review of the foregoing factors and the material presented to it, and in light of its fiduciary duties under relevant state law and the Investment Company Act, the Board determined, in the exercise of its business judgment, that the Plan was reasonably likely to benefit the Retail class and its shareholders in at least one or several potential ways.
Specifically, the Board concluded that the Distributor and any Recipients operating under Rule 12b-1 Related
Agreements would have little or no incentive to incur promotional expenses on behalf of the Retail class if a Rule 12b-1 Plan were not in place to reimburse them, thus making the adoption of such Plan important to the Retail class. In addition, the Board determined that the payment of distribution fees to these persons should motivate them to maintain and enhance the level of service provided to the Retail class shareholders, which would, of course, benefit such shareholders.
Finally, the adoption of the Plan would likely lead to an increase in net assets under management, given the enhanced marketing efforts on the part of the Distributor and Recipients to sell Fund shares.

     While there is no assurance that the expenditure of Retail class assets to finance distribution of Retail class shares will have the anticipated results, the Board of Trustees believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution expenses of the Retail class, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the Plan.


              PORTFOLIO TRANSACTIONS AND BROKERAGE

     As investment advisor to the Fund, GCM is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's portfolio business, the negotiation of the commissions to be paid on such transactions and the allocation of portfolio brokerage and principal business. It is the policy of GCM to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to GCM or the Fund. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on the Fund's futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay mark-ups on principal transactions. In selecting broker-dealers and in negotiating commissions, GCM considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Brokerage will not be allocated based on the sale of the Fund's shares.

     Section 28(e) of the Securities Exchange Act of
1934 ("Section 28(e)") permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include
(a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

     GCM is responsible for selecting brokers in connection with securities transactions. In selecting such brokers, GCM considers investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility.
Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if GCM determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to the Fund. GCM believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The
Advisory Agreement provides that such higher commissions will not be paid by the Fund unless (a) GCM determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of GCM's overall responsibilities; and (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws. The investment advisory fees paid by the Fund under the Advisory Agreement are not reduced as a result of GCM's receipt of research services.

     GCM places portfolio transactions for other advisory accounts managed by GCM. Research services furnished by firms through which the Fund effects its securities transactions may be used by GCM in servicing all of its accounts; not all of such services may be used by GCM in connection with the Fund. GCM believes it is not possible to measure separately the benefits from research services to each of the accounts
(including the Fund) managed by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary.
However, GCM believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. GCM seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by GCM are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

     The Fund anticipates that its portfolio turnover rate may exceed 70%, although such rate is not expected to exceed 110%. The annual portfolio turnover rate indicates changes in the Fund's portfolio; for instance, a rate of 100% would result if all the securities in the portfolio (excluding securities whose maturities at acquisition were one year or less) at the beginning of an annual period had been replaced by the end of the period. The turnover rate may vary from year to year, as well as within a year, and may be affected by portfolio sales necessary to meet cash requirements for redemptions of the Fund's shares.


                           CUSTODIAN

     As custodian of the Fund's assets, Firstar Trust
Company ("Firstar") has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Trust. The custodian is in no way responsible for any of the investment policies or decisions of the Fund.


          TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     Firstar also acts as transfer agent and dividend-disbursing agent for the Fund. Firstar is compensated based on an annual fee per open account of $14, plus out-of-pocket expenses such as postage and printing expenses in connection with shareholder communications.
Firstar also receives an annual fee per closed account of $14.

                            TAXES

     As indicated under "INCOME DIVIDENDS, CAPITAL
GAINS DISTRIBUTIONS, AND TAX TREATMENT" in the
Prospectuses, it is the Trust's intent, on behalf of the Fund, to qualify annually as a "regulated investment company" under the Code. This qualification does not involve government supervision of the Fund's management practices or policies.

     A dividend or capital gains distribution received shortly after the purchase of shares reduces the net asset value of shares by the amount of the dividend or distribution and, although in effect a return of capital, will be subject to income taxes. Net gain on sale of securities when realized and distributed, any or constructively, is taxable as capital gain. If the net asset value of shares were reduced below a shareholder's cost by distribution of gains realized on sales of securities, such distribution would be a return of investment although taxable as stated above.


                DETERMINATION OF NET ASSET VALUE

     As set forth in the Prospectuses under the same caption, the net asset value of each class will be determined as of the close of trading on each day the New York Stock Exchange is open for trading. The Fund does not determine net asset value on days the New York
Stock Exchange is closed and at other times described in the Prospectus. The New York Stock Exchange is closed on New Year's Day, President's Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving
Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New
York Stock Exchange will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.


                      SHAREHOLDER MEETINGS

     Delaware law permits registered investment companies, such as the Trust, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act. The Trust has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of trustees is not required to be acted on by shareholders under the Investment Company
Act.

     The Trust's Bylaws also contain procedures for the removal of trustees by shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any trustees from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees.

     Upon the written request of the holders of shares
entitled to not less than ten percent (10%) of all the
votes entitled to be cast at such meeting, the
Secretary of the Trust shall promptly call a special
meeting of shareholders for the purpose of voting upon
the question of removal of any trustee.  Whenever ten
or more shareholders of record who have been such for
at least six months preceding the date of application,
and who hold in the aggregate either shares having a
net asset value of at least $25,000 or at least one
percent (1%) of the total outstanding shares, whichever
is less, shall apply to the Trust's Secretary in
writing, stating that they wish to communicate with
other shareholders with a view to obtaining signatures
to a request for a meeting as described above and
accompanied by a form of communication and request
which they wish to transmit, the Secretary shall within
five business days after such application either:  (1)
afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

     If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

     After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Board of Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.


                    PERFORMANCE INFORMATION

     As described in the "Performance" section of each class' respective Prospectus, each class' historical performance or return may be shown in the form of various performance figures. The Fund may occasionally cite statistics to reflect its volatility or risk.
Each class' performance figures are based upon historical results and are not necessarily representative of future performance. Factors affecting each class' performance include general market conditions, operating expenses, the imposition of sales charges and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section.

Total Return

     The average annual total return of each class is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                         P(1+T)n = ERV

                         P = a hypothetical initial payment of $1,000.
                         T = average annual total return.
                         n = number of years.
                       ERV = ending redeemable value of a hypothetical $1,000
                             payment made at the beginning of the stated periods at the end of the stated periods.

     Calculation of each class' total return is not subject to a standardized formula. Total return performance for a specific period is calculated by first taking an investment (assumed to be $1,000)
("initial investment") in each class' respective shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage.
With respect to the Retail class, the calculation reflects the deduction of the maximum initial sales charge and assumes that all income and capital gains dividends paid by the Retail class have been reinvested at the net asset value of the Retail class on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

     Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Volatility

     Occasionally statistics may be used to specify
Fund volatility or risk. Measures of volatility or risk are generally used to compare net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than
1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time.
The premise is that greater volatility connotes greater risk undertaken in achieving performance.

Comparisons

     Each class may compare its performance to that of United States Treasury Bills, Notes or Bonds. Treasury obligations are issued in selected denominations.
Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the United
States Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity.
Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities.

     From time to time, in marketing and other fund literature, each class' performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations,
Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

     Each class' performance may also be compared to the performance of other mutual funds by Morningstar, Inc. ("Morningstar"), which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star
(lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods.
Ratings are not absolute or necessarily predictive of future performance.

     Evaluations of each class' performance made by independent sources may also be used in advertisements concerning a class, including reprints of or selections from, editorials or articles about a class. Sources for performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World
Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

     Each class may compare its performance to a wide variety of indices and measures of inflation including the Standard & Poor's Index of 500 Stocks and the
NASDAQ Over-the-Counter Composite Index. There are differences and similarities between the investments that the Fund may purchase for its portfolio and the investments measured by these indices.

     Investors may want to compare a class' performance to that of certificates of deposit offered by banks and other depository institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution.

     Investors may also want to compare performance of a class to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.


                    INDEPENDENT ACCOUNTANTS

     KPMG Peat Marwick LLP have been selected as the independent accountants for the Fund.


                      FINANCIAL STATEMENTS

     Unaudited financial statements of the Fund for the period from December 2, 1996 through March 31, 1997 are incorporated herein by reference to the

Fund's Semi-
Annual Report to Shareholders. The Semi-Annual Report is available without charge by writing to the Fund at P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or by calling, toll-free, 1-800-497-3933.


     The Fund's audited Statement of Assets and
Liabilities as of October 21, 1996, including the related notes and auditors' report, is also incorporated herein by reference to the Fund's Pre-
Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC on October 25, 1996.

                            APPENDIX

                       SHORT-TERM RATINGS

           Standard & Poor's Commercial Paper Ratings

      A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The categories are as follows:

           A issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues within this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

                     A-1 designation indicates that the
          degree of safety regarding timely payment  is
          either  overwhelming or very  strong.   Those
          issues determined to possess overwhelming safety characteristics are designated A-1+.

                     A-2 designation indicates that the
          capacity   for  timely  payment  is   strong.
          However, the relative degree of safety is not as high as for issues designated A-1.

                      A-3   designation   indicates   a
          satisfactory  capacity  for  timely  payment.
          Issues  with  this designation  however,  are
          somewhat  more  vulnerable  to  the   adverse
          effects of changes in circumstances than obligations carrying the higher designations.

           B  issues  are  regarded as having  only  an
     adequate  capacity for timely payment.  They  are,
     however,  somewhat more vulnerable to the  adverse
     effects   of   changes   in   circumstances   than
     obligations carrying the higher designations.

            C issues have a doubtful capacity for payment.

           D  issues  are  in payment default.   The  D
     rating category is used when interest payments or principal payments are not made on the due date even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.

                 Standard & Poor's Note Ratings

      A  Standard  &  Poor's note rating  reflects  the
liquidity  concerns and market access risks  unique  to
notes.   Notes  due  in three years  or  less  normally
receive  a  note rating.  Notes maturing  beyond  three
years  normally  receive a bond  rating,  although  the
following   criteria  are  used  in  making   such   an
assessment: (i) the amortization schedule (the larger the final maturity relative to the other maturities, the more likely the issue will be rated as a note), and
(ii) the source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

            SP-1  notes  have  very  strong  or  strong
     capacity  to  pay  principal and interest.   Those
     issues determined to possess overwhelming safety characteristics are designated as SP-1+.

           SP-2 notes have satisfactory capacity to pay principal and interest.

           SP-3 notes have speculative capacity to pay principal and interest.

                Moody's Commercial Paper Ratings

      Moody's  rates commercial paper as either  Prime,
which  contains  three categories, or Not  Prime.   The
commercial paper ratings are as follows:

             P-1   issuers   (or   related   supporting
     institutions)   have  a  superior   capacity   for
     repayment  of  short-term promissory  obligations,
     normally     evidenced    by     the     following
     characteristics:  (i) leading market positions  in
     well  established industries, (ii) high  rates  of
     return   on  funds  employed,  (iii)  conservative
     capitalization
     structures with moderate  reliance
     on  debt  and ample asset protection,  (iv)  broad
     margins  in  earnings coverage of fixed  financial
     charges and high internal cash generation and  (v)
     well  established access to a range  of  financial
     markets   and   assured   sources   of   alternate
     liquidity.

             P-2   issuers   (or   related   supporting
     institutions) have a strong capacity for repayment
     of  short-term  promissory  obligations,  normally
     evidenced by many of the characteristics of a  P-1
     rating,  but to a lesser degree.  Earnings  trends
     and  coverage  ratios, while sound, will  be  more
     subject      to     variation.      Capitalization
     characteristics, while still appropriate,  may  be
     more   affected  by  external  conditions.   Ample
     alternate liquidity is maintained.

             P-3   issuers   (or   related   supporting
     institutions)  have  an  acceptable  capacity  for
     repayment  of  short-term promissory  obligations.
     The  effect of industry characteristics and market
     composition  may be more pronounced.   Variability
     in   earnings  and  profitability  may  result  in
     changes   in   the   level  of   debt   protection
     measurements  and the requirement  for  relatively
     high   financial  leverage.   Adequate   alternate
     liquidity is maintained.

           Not Prime issuers (or related supporting institutions) do not fall within any of the Prime rating categories.

                      Moody's Note Ratings

      MIG-1  notes  are  the best  quality.   There  is
present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

       MIG-2  notes  are  high  quality.   Margins   of
protection are ample although not so large as in the preceding group.

      MIG-3 notes are favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

      MIG-4  notes  are  adequate quality.   Protection
commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

       S.G.   notes  are  speculative  quality.    Debt
instruments   in   this  category   lack   margins   of
protection.

Fitch Investors Service, Inc. Commercial Paper and Note Ratings

       Fitch's   short-term  ratings  apply   to   debt
obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch's short-term ratings are as follows:

                            Fitch-1+     (Exceptionally
                    Strong   Credit   Quality)   Issues
                    assigned  this rating are  regarded
                    as  having the strongest degree  of
                    assurance for timely payment.

                         Fitch-2   (Very Strong  Credit
                    Quality)   Issues   assigned   this
                    rating  reflect  an  assurance   of
                    timely  payment only slightly  less
                    in   degree   than   issues   rated
                    Fitch-1+.

                           Fitch-2      (Good    Credit
                    Quality)   Issues   carrying   this
                    rating  have a satisfactory  degree
                    of  assurance  for  timely  payment
                    but the margin of safety is not  as
                    great    as    the    two    higher
                    categories.

                           Fitch-3      (Fair    Credit
                    Quality)   Issues   carrying   this
                    rating     have     characteristics
                    suggesting  that  the   degree   of
                    assurance  for  timely  payment  is
                    adequate,     however,    near-term
                    adverse  change is likely to  cause
                    these  securities to be rated below
                    investment grade.

                           Fitch-S      (Weak    Credit
                    Quality)   Issues   carrying   this
                    rating     have     characteristics
                    suggesting  a  minimal  degree   of
                    assurance  for timely  payment  and
                    are   vulnerable   to   near   term
                    adverse  changes in  financial  and
                    economic conditions.

                            D       (Default)    Issues
                    carrying this rating are in  actual
                    or imminent payment default.

             Duff & Phelps, Inc. Short-Term Ratings

      Duff  & Phelps' short-term ratings are consistent
with  the  rating  criteria utilized  by  money  market
participants.   The  ratings apply to  all  obligations
with maturities of under one year, including commercial
paper,   the  uninsured  portion  of  certificates   of
deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

      Emphasis is placed on liquidity which is  defined
as  not  only cash from operations, but also access  to
alternative  sources of funds, including trade  credit,
bank  lines,  and  the capital markets.   An  important
consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

                    A.  Category 1:     High Grade

                         Duff  1+    Highest  certainty
                    of   timely   payment.   Short-term
                    liquidity,    including    internal
                    operating factors and/or access  to
                    alternative  sources of  funds,  is
                    outstanding,  and  safety  is  just
                    below   risk-free   U.S.   Treasury
                    short-term obligations.

                         Duff  1    Very high certainty
                    of   timely   payment.    Liquidity
                    factors    are    excellent     and
                    supported   by   good   fundamental
                    protection  factors.  Risk  factors
                    are minor.

                         Duff  1-    High certainty  of
                    timely  payment.  Liquidity factors
                    are  strong and supported  by  good
                    fundamental   protection   factors.
                    Risk factors are very small.

          B.  Category 2:     Good Grade

                         Duff  2     Good certainty  of
                    timely  payment.  Liquidity factors
                    and    company   fundamentals   are
                    sound.   Although  ongoing  funding
                    needs  may  enlarge total financing
                    requirements,  access  to   capital
                    markets is good.  Risk factors  are
                    small.

          C.  Category 3:     Satisfactory Grade

                           Duff    3       Satisfactory
                    liquidity   and  other   protection
                    factors   quality   issue   as   to
                    investment  grade.   Risk   factors
                    are  larger  and  subject  to  more
                    variation.   Nevertheless,   timely
                    payment is expected.

          D.  Category 4:     Non-investment Grade

                            Duff    4       Speculative
                    investment         characteristics.
                    Liquidity  is  not  sufficient   to
                    insure  against disruption in  debt
                    service.   Operating  factors   and
                    market access may be subject  to  a
                    high degree of variation.

          E.  Category 5:     Default

                         Duff  5     Issuer  failed  to
                    meet   scheduled  principal  and/or
                    interest payments.

                          BOND RATINGS

Standard & Poor's Bond Ratings

      A Standard & Poor's corporate rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

      The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

      The  ratings  are  based on  current  information
furnished  by  the  issuer or obtained  by  Standard  &
Poor's   from  other  sources  it  considers  reliable.
Standard  &  Poor's  does  not  perform  an  audit   in
connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

      The ratings are based, in varying degrees, on the following considerations:

           1.   Likelihood of default --  capacity  and
     willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

            2.    Nature  of  and  provisions  of   the
obligation.

           3.   Protection  afforded by,  and  relative
     position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      AAA Bonds have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      AA Bonds have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A Bonds have a strong capacity to pay interest and
repay   principal   although  it   is   somewhat   more
susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB  Bonds  are  regarded as having  an  adequate
capacity to pay interest and repay principal.   Whereas
they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

      BB,  B,  CCC,  CC  and C Bonds are  regarded,  on
balance,  as predominantly speculative with respect  to
capacity  to  pay  interest  and  repay  principal   in
accordance  with  the  terms  of  the  obligation.   BB
indicates  the least degree of speculation  and  C  the
highest  degree of speculation.  While such  debt  will
likely     have    some    quality    and    protective
characteristics,   these  are   outweighed   by   large
uncertainties  or  major  risk  exposures  to   adverse
conditions.   A C rating is typically applied  to  debt
subordinated to senior debt which is assigned an actual or implied CCC rating. It may also be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Bond Ratings

      Aaa  Bonds are judged to be of the best  quality.
They  carry the smallest degree of investment risk  and
are  generally  referred to as "gilt edged".   Interest
payments   are   protected  by  a  large   or   by   an
exceptionally  stable margin and principal  is  secure.
While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa  Bonds are judged to be of high quality by all
standards.   Together with the Aaa group they  comprise
what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A   Bonds   possess  many  favorable  investment
attributes  and  are to be considered  as  upper-medium
grade   obligations.    Factors  giving   security   to
principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

       Baa   Bonds   are  considered  as   medium-grade
obligations  (i.e., they are neither  highly  protected
nor  poorly secured).  Interest payments and  principal
security  appear adequate for the present  but  certain
protective   elements  may  be  lacking   or   may   be
characteristically unreliable over any great length  of
time.    Such   Bonds   lack   outstanding   investment
characteristics   and   in   fact   have    speculative
characteristics as well.

      Ba Bonds are judged to have speculative elements;
their  future  cannot  be considered  as  well-assured.
Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes Bonds in this class.

      B  Bonds  generally lack characteristics  of  the
desirable   investment.   Assurance  of  interest   and
principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

       Ca   Bonds   represent  obligations  which   are
speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Ratings

       The  Fitch  Bond  Rating  provides  a  guide  to
investors in determining the investment risk associated
with a particular security.  The rating represents  its
assessment  of  the  issuer's  ability  to   meet   the
obligations  of  a  specific debt  issue.   Fitch  bond
ratings  are not recommendations to buy, sell  or  hold
securities  since  they incorporate no  information  on
market   price   or  yield  relative  to   other   debt
instruments.

       The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the record of the issuer and of any guarantor, as well as the political and economic environment that might affect the future financial strength and credit quality of the issuer.

      Bonds which have the same rating are of similar but not necessarily identical investment quality since the limited number of rating categories cannot fully reflect small differences in the degree of risk.
Moreover, the character of the risk factor varies from industry to industry and between corporate, health care and municipal obligations.

      In assessing credit risk, Fitch Investors Service
relies  on current information furnished by the  issuer
and/or  guarantor and other sources which it  considers
reliable.   Fitch  does not perform  an  audit  of  the
financial statements used in assigning a rating.

      Ratings may be changed, withdrawn or suspended at any time to reflect changes in the financial condition of the issuer, the status of the issue relative to other debt of the issuer, or any other circumstances that Fitch considers to have a material effect on the credit of the obligor.

            AAA       rated bonds are considered to  be
          investment  grade and of the  highest  credit
          quality.   The  obligor has an  extraordinary
          ability  to pay interest and repay principal,
          which   is   unlikely  to  be   affected   by
          reasonably foreseeable events.

             AA       rated bonds are considered to  be
          investment  grade  and of  very  high  credit
          quality.   The  obligor's  ability   to   pay
          interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue.

              A       rated bonds are considered to  be
          investment grade and of high credit  quality.
          The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

            BBB       rated bonds are considered to  be
          investment  grade and of satisfactory  credit
          quality.   The  obligor's  ability   to   pay
          interest and repay principal is considered to
          be  adequate.   Adverse changes  in  economic
          conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

              BB        rated   bonds  are   considered
          speculative and of low investment grade. The obligor's ability to pay interest and repay principal is not strong and is considered likely to be affected over time by adverse economic changes.

              B       rated bonds are considered highly
          speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

             CCC       rated  bonds  may  have  certain
          identifiable  characteristics which,  if  not
          remedied,  could lead to the  possibility  of
          default   in  either  principal  or  interest
          payments.

              CC        rated   bonds   are   minimally
          protected.   Default in payment  of  interest
          and/or principal seems probable.

              C       rated  bonds  are  in  actual  or
          imminent default in payment of interest or principal.

Duff & Phelps, Inc. Long-Term Ratings

      These ratings represent a summary opinion of  the
issuer's   long-term   fundamental   quality.    Rating
determination is based on qualitative and  quantitative
factors  which may vary according to the basic economic
and financial characteristics of each industry and each
issuer.  Important considerations are vulnerability  to
economic  cycles  as  well as  risks  related  to  such
factors  as competition, government action, regulation,
technological   obsolescence,   demand   shifts,   cost
structure,  and  management depth and  expertise.   The
projected viability of the obligor at the trough of the cycle is a critical determination.

     Each rating also takes into account the legal form
of   the   security,  (e.g.,  first   mortgage   bonds,
subordinated debt, preferred stock, etc.).  The  extent
of  rating  dispersion  among the  various  classes  of
securities  is determined by several factors  including
relative  weightings of the different security  classes
in  the  capital structure, the overall credit strength
of  the  issuer, and the nature of covenant protection.
Review  of indenture restrictions is important  to  the
analysis   of  a  company's  operating  and   financial
constraints.

      The Credit Rating Committee formally reviews  all
ratings   once   per  quarter  (more   frequently,   if
necessary).

Rating
Scale                    Definition


AAA                 Highest  credit quality.  The  risk
                    factors are negligible, being  only
                    slightly  more  than for  risk-free
                    U.S. Treasury debt.


AA+                  High  credit quality.   Protection
                     factors are strong.  Risk is modest, but may
AA                   vary  slightly from time  to  time
                     because of economic conditions.
AA-

A+                   Protection factors are average but
                     adequate.  However, risk factors are more
A                    variable and greater in periods of
                     economic stress.
A-


BBB+                 Below  average protection  factors
                     but still considered sufficient for prudent
BBB                  investment.  Considerable
                     variability in risk during economic cycles.
BBB-


BB+                  Below investment grade but  deemed
                     likely to meet obligations when due.
BB                   Present  or prospective  financial
                     protection factors fluctuate according to
BB-                  industry  conditions  or  company
                     fortunes. Overall quality may move up or down frequently within this category.


B+                   Below   investment   grade   and
                     possessing risk that obligations will not be met
B                    when  due.   Financial  protection
                     factors will fluctuate widely according to
B-                   economic cycles, industry
                     conditions and/or company fortunes.
                     Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.


CCC                 Well    below   investment    grade
                    securities.  Considerable uncertainty
                    exists  as  to  timely payment  of
                    principal, interest  or preferred
                    dividends. Protection factors are narrow
                    and risk can  be substantial with
                    unfavorable economic/industry conditions,
                    and/or   with  unfavorable  company
                    developments.


DD                  Defaulted debt obligations.  Issuer
                    failed  to meet scheduled principal
                    and/or interest payments.

DP                  Preferred   stock   with   dividend
                    arrearages.

                             PART C

                       OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements (included in Parts A and
          B, or incorporated by reference therein)

          (b)  Exhibits

          (1.1) Certificate of Trust dated July 31, 1996(1)

          (1.2) Trust Instrument(1)

            (2) Registrant's By-Laws(2)

            (3) None

            (4) None

            (5) Investment Advisory Agreement(2)

          (6.1) Distribution Agreement(2)

          (6.2) Dealer Agreement(2)

            (7) None

            (8) Custodian Agreement with Firstar Trust Company(2)

          (9.1) Transfer Agent Agreement with Firstar Trust Company(2)

          (9.2) Fund Administration Agreement with Firstar Trust Company(2)

          (9.3) Fund Accounting Servicing Agreement with Firstar Trust
                Company(2)

           (10) Opinion and Consent of Godfrey & Kahn, S.C.(2)

           (11) Consent  of  KPMG  Peat Marwick LLP

           (12) None

         (13.1) Subscription  Agreement with Charles S. Cruice(2)

         (13.2) Subscription Agreement with Richard H. Gould(2)

         (13.3) Subscription Agreement with Jeffrey Rugen(2)

         (13.4) Subscription Agreement with Molly Lewis(2)

           (14) Individual Retirement Trust Account Disclosure
                Statement and Custodial Account(2)

           (15) Rule 12b-1 Distribution Plan with respect to the
                Retail Class(2)

           (16) None

           (17) None

           (18) Rule 18f-3 Plan(2)

           (19) Powers of Attorney for Trustees and Officers
                (see signature page)
___________________

(1)  Incorporated by reference to Registrant's Form  N-
     1A as filed with the Commission on August 1, 1996.
(2)  Incorporated by reference to Registrant's Form  N-
     1A as filed with the Commission on October 25, 1996.


Item 25. Persons Controlled by or under Common Control with Registrant

      Registrant neither controls any person nor is under common control with any other person.

Item 26.  Number of Holders of Securities

                                       Number of Record Holders
      Title of Securities               as of October 21, 1996

      Shares of beneficial interest

          Retail Class Shares                       4

          Institutional Class Shares                4

Item 27.  Indemnification

      Section 9.2 of The Rockland Funds Trust governing instrument provides:

     9.2  Indemnification.

                (a)   Subject  to  the  exceptions  and
            limitations contained in subsections (b) and (c) below:

                  (i)  every  person  who  is,  or  has
            been, a Trustee or an officer, employee  or
            agent   of  the  Trust  ("Covered  Person")
            shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

                  (ii) as   used  herein,   the   words
            "claim,"  "action," "suit," or "proceeding"
            shall  apply to all claims, actions,  suits
            or  proceedings (civil, criminal or  other,
            including  appeals), actual or  threatened,
            and  the  words "liability" and  "expenses"
            shall    include,    without    limitation,
            attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

           (b)   No  indemnification shall be  provided
hereunder to a Covered Person:

                  (i)  who  shall have been adjudicated
            by   a  court  or  body  before  which  the
            proceeding was brought (A) to be liable  to
            the Trust or its Shareholders by reason  of
            willful   misfeasance,  bad  faith,   gross
            negligence or reckless disregard of the duties involved in the conduct of his or her office, or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

                  (ii)in  the  event of  a  settlement,
            unless there has been a determination  that
            such  Covered  Person  did  not  engage  in
            willful   misfeasance,  bad  faith,   gross
            negligence  or  reckless disregard  of  the
            duties  involved in the conduct of  his  or
            her  office; (A) by the court or other body
            approving the settlement; (B) by  the  vote
            of  at  least a majority of those  Trustees
            who  are neither Interested Persons of  the
            Trust  nor  are  parties to the  proceeding
            based  upon  a review of readily  available
            facts  (as  opposed  to a  full  trial-type
            inquiry);  or  (C)  by written  opinion  of
            independent  legal  counsel  based  upon  a
            review  of  readily  available  facts   (as
            opposed to a full trial-type inquiry).

             (c)   The rights of indemnification herein
          provided  may be insured against by  policies
          maintained  by the Trust, shall be severable,
          shall not be exclusive of or affect any other
          rights to which any Covered Person may now or
          hereafter be entitled, and shall inure to the
          benefit   of   the   heirs,   executors   and
          administrators of a Covered Person.

             (d)    To the maximum extent permitted  by
          applicable  law, expenses in connection  with
          the preparation and presentation of a defense
          to  any claim, action, suit or proceeding  of
          the character described in subsection (a)  of
          this  Section  may be paid by  the  Trust  or
          applicable Series from time to time prior  to
          final disposition thereof upon receipt of  an
          undertaking  by or on behalf of such  Covered
          Person that such amount will be paid over  by
          him  or her to the Trust or applicable Series
          if it is ultimately determined that he or she
          is not entitled to indemnification under this
          Section;  provided, however, that either  (i)
          such   Covered  Person  shall  have  provided
          appropriate  security for  such  undertaking,
          (ii)  the  Trust  is insured  against  losses
          arising  out of any such advance payments  or
          (iii)  either a majority of the Trustees  who
          are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this
          Section.

             (e)    Any repeal or modification of  this
          Article IX by the Shareholders of the  Trust,
          or  adoption  or modification  of  any  other
          provision of the Trust Instrument or  By-Laws
          inconsistent  with  this  Article,  shall  be
          prospective  only, to the  extent  that  such
          repeal  or  modification  would,  if  applied
          retrospectively,   adversely    affect    any
          limitation  on the liability of  any  Covered
          Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item  28.  Business and Other Connections of Investment
Adviser

      None.

Item 29.  Principal Underwriters

     (a)  None

          (b)    Incorporated  by  reference   to   the
          information contained under "DISTRIBUTOR"  in
          the  Prospectuses  and "UNDERWRITER"  in  the
          Statement  of  Additional  Information,   all
          pursuant to Rule 411 under the Securities Act of 1933.

     (c)  None

Item 30.  Location of Accounts and Records

     All accounts, books or other documents required to
be  maintained  by  section  31(a)  of  the  Investment
Company   Act   of  1940  and  the  rules   promulgated
thereunder are in the possession of GCM, Registrant's investment adviser, at Registrant's corporate offices, except records held and maintained by Firstar Trust
Company,  Mutual Fund Services, Third Floor,  615  East
Michigan Street, Milwaukee, Wisconsin 53202, relating to its function as custodian, transfer agent, fund accountant and administrator.

Item 31.  Management Services

      All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32.  Undertakings.

      (a)   Registrant undertakes to call a meeting  of
shareholders, if requested to do so by the  holders  of
at  least  10% of the Registrant's outstanding  shares,
for  the purpose of voting upon the question of removal
of   a   trustee  or  trustees.   The  Registrant  also
undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.


      (b)  Registrant undertakes to furnish each person
to   whom  a  prospectus  or  statement  of  additional
information   is  delivered  with   a   copy   of   the
Registrant's latest semi-annual or annual report to shareholders, without charge.

                           SIGNATURES

     Pursuant to the requirements of the Securities Act
of  1933  and the Investment Company Act of  1940,  the
Registrant   has   duly   caused  this   Post-Effective
Amendment No. 1 to Registrant's Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockland and State of Delaware on the 30th day of May, 1997.

                              THE ROCKLAND FUNDS TRUST
                              (Registrant)


                              By: /s/ Charles S. Cruice
                                  --------------------------
                                  Charles S. Cruice
                                  President

       Each   person  whose  signature  appears   below
constitutes and appoints Charles S. Cruice and  Richard
Gould and each of them, his true and lawful attorney-in-
fact  and  agent  with full power of  substitution  and
resubstitution,  for  him and in his  name,  place  and
stead,  in any and all capacities, to sign any and  all
pre-effective amendments to this Registration Statement
and  to  file the same, with all exhibits thereto,  and
any  other documents in connection therewith, with  the
Securities  and  Exchange  Commission  and  any   other
regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act
of   1933,  this  Post-Effective  Amendment  No.  1  to
Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

      Name                    Title                                Date


/s/  Charles  S. Cruice      President and a Trustee        May 30, 1997
-------------------------
Charles S. Cruice


/s/  Richard  H. Gould       Treasurer and a Trustee        May 30, 1997
-------------------------
Richard H. Gould


/s/ Dr. Peter Utsinger       Trustee                        May 30, 1997
-------------------------
Dr. Peter Utsinger


                             Trustee
-------------------------
Robert Harrison


/s/ Richard Vague            Trustee                        May 30, 1997
-------------------------
Richard Vague

                         EXHIBIT INDEX


Exhibit No. Exhibit

            (1.1)  Certificate of  Trust  dated
            July  31, 1996 (previously filed as Exhibit
            1.1  to the Registration Statement on  Form
            N-1A, File Nos. 811-7743 and 333-9355)

            (1.2)   Trust Instrument (previously
            filed  as  Exhibit  1.2 to the  Registration
            Statement  on Form N-1A, File Nos.  811-7743
            and 333-9355)

            (2)     Registrant's By-Laws (previously
            filed  as  Exhibit  2  to  the Registration
            Statement on Form  N-1A,  File Nos. 811-7743
            and 333-9355)

            (3)     None

            (4)     None

            (5) Investment Advisory Agreement (previously filed as Exhibit 5 to the Registration Statement on Form N-1A, File Nos. 811-7743 and 333-9355)

            (6.1)   Distribution    Agreement (previously
            filed as Exhibit 6.1 to the Registration Statement on Form N-1A, File Nos. 811-7743 and 333-9355)

            (6.2)   Dealer Agreement (previously filed  as
            Exhibit 6.2 to the  Registration Statement on Form
            N-1A, File Nos.  811-7743 and 333-9355)

            (7)     None

            (8)     Custodian  Agreement   with
            Firstar Trust Company (previously filed  as
            Exhibit 8 to the Registration Statement  on
            Form  N-1A,  File  Nos. 811-7743  and  333-
            9355)

            (9.1)   Transfer  Agent   Agreement
            with   Firstar  Trust  Company  (previously
            filed  as  Exhibit 9.1 to the  Registration
            Statement on Form N-1A, File Nos.  811-7743
            and 333-9355)

            (9.2)   Fund Administration Servicing
            Agreement  with  Firstar   Trust Company
            (previously filed as Exhibit 9.2 to the Registration Statement on Form N-1A, File
            Nos. 811-7743 and 333-9355)

            (9.3)  Fund  Accounting  Agreement
            with   Firstar  Trust  Company  (previously
            filed  as  Exhibit 9.3 to the  Registration
            Statement on Form N-1A, File Nos.  811-7743
            and 333-9355)

            (10)   Opinion  and   Consent   of
            Godfrey  & Kahn, S.C. (previously filed  as
            Exhibit  10  to the Registration  Statement
            on  Form N-1A, File Nos. 811-7743 and  333-
            9355)

            (11)   Consent of KPMG Peat Marwick LLP

            (12)   None

            (13.1) Subscription Agreement  with
            Charles  S.  Cruice  (previously  filed  as
            Exhibit  13.1 to the Registration Statement
            on  Form N-1A, File Nos. 811-7743 and  333-
            9355)

            (13.2)  Subscription Agreement  with
            Richard  H.  Gould  (previously  filed   as
            Exhibit  13.2 to the Registration Statement
            on  Form N-1A, File Nos. 811-7743 and  333-
            9355)

            (13.3)   Subscription Agreement  with
            Jeffrey  Rugen (previously filed as Exhibit
            13.3  to the Registration Statement on Form
            N-1A, File Nos. 811-7743 and 333-9355)

            (13.4)   Subscription Agreement  with
            Molly  Lewis (previously filed  as  Exhibit
            13.4  to the Registration Statement on Form
            N-1A, File Nos. 811-7743 and 333-9355)

            (14)     Individual Retirement  Trust
            Account  Disclosure Statement and Custodial
            Account (previously filed as Exhibit 14 to the Registration Statement on Form N-1A,
            File Nos. 811-7743 and 333-9355)

            (15)    Rule 12b-1 Distribution Plan
            with  respect   to   the   Retail   Class
            (previously filed as Exhibit 15 to the Registration Statement on Form N-1A, File
            Nos. 811-7743 and 333-9355)

            (16)    None

            (17)    None

            (18)    Rule  18f-3 Plan (previously
            filed  as  Exhibit  18 to the  Registration
            Statement on Form N-1A, File Nos.  811-7743
            and 333-9355)

            (19)   Powers  of  Attorney  for  Trustees  and
            Officers (see signature page)